Schedule of Investments (unaudited)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR100	$122,335
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(c)	USD138	129,863
4.50%, 09/15/27(c)	USD80	79,239
5.88%, 04/15/30(c)	USD60	60,138
6.13%, 04/15/32(c)	USD100	100,921
Mineral Resources Ltd.
6.00%, 05/01/32(c)	USD75	73,391
6.25%, 05/01/34(c)	USD100	97,210
7.00%, 04/01/31(c)	USD75	77,139
8.50%, 05/01/30(c)(d)	USD70	72,224
9.25%, 10/01/28(c)	USD92	94,664
		907,124
Austria — 0.2%
ams-OSRAM AG
7.25%, 05/31/32(a)	EUR100	116,379
10.50%, 03/30/29(a)	EUR71	86,226
Benteler International Austria GmbH, 7.25%, 06/15/31(a)	EUR100	122,000
Constantia Flexibles GmbH, 6.25%, 07/15/32(a)	EUR100	115,727
		440,332
Belgium — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR100	116,827
Ontex Group NV, 5.25%, 04/15/30(a)	EUR100	102,512
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	114,041
		333,380
Canada — 3.0%
Air Canada, 4.63%, 08/15/29(c)	CAD463	331,407
Artemis Gold, Inc., 5.63%, 02/15/31(c)	CAD75	54,027
AutoCanada, Inc., 5.75%, 02/07/29(c)	CAD75	52,426
Bausch Health Companies, Inc.
4.88%, 06/01/28(c)	USD215	200,771
5.00%, 02/15/29(c)	USD50	38,283
5.25%, 01/30/30(c)	USD75	50,812
5.25%, 02/15/31(c)	USD50	31,028
6.25%, 02/15/29(c)	USD125	97,937
11.00%, 09/30/28(c)	USD254	259,637
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)	USD115	115,980
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)	USD140	141,151
Bombardier, Inc.
5.88%, 01/15/35(c)	USD85	84,107
6.75%, 06/15/33(c)	USD80	82,390
7.00%, 06/01/32(c)	USD90	92,749
7.25%, 07/01/31(c)(d)	USD95	99,014
8.75%, 11/15/30(c)	USD75	79,047
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)(d)	USD75	69,803
6.25%, 09/15/27(c)	USD57	57,006
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(c)	USD95	90,900
3.88%, 01/15/28(c)	USD160	156,979
4.00%, 10/15/30(c)	USD315	295,933
4.38%, 01/15/28(c)	USD130	128,300
5.63%, 09/15/29(c)	USD85	84,885
Security	Par (000)	Value
Canada (continued)
6.13%, 06/15/29(c)	USD140	$141,350
Cineplex, Inc., 7.63%, 03/31/29(c)	CAD150	110,831
Garda World Security Corp.
6.00%, 06/01/29(c)(d)	USD50	49,233
6.50%, 01/15/31(c)	USD75	75,754
7.75%, 02/15/28(c)	USD45	45,606
8.25%, 08/01/32(c)	USD85	86,198
8.38%, 11/15/32(c)	USD135	137,072
goeasy Ltd.
6.88%, 05/15/30(c)	USD55	49,639
6.88%, 02/15/31(c)(d)	USD50	44,568
7.38%, 10/01/30(c)(d)	USD50	45,583
7.63%, 07/01/29(c)(d)	USD100	94,903
9.25%, 12/01/28(c)(d)	USD50	49,385
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(c)(d)	USD50	47,254
8.50%, 03/15/30(c)	USD100	103,011
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(c)	USD45	31,371
10.75%, 06/30/32(c)	USD60	19,152
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD70	67,139
5.50%, 12/15/32(c)	CAD75	53,033
6.00%, 12/15/33(c)	USD50	47,574
Mattr Corp., 7.25%, 04/02/31(c)	CAD65	47,816
Methanex Corp.
5.13%, 10/15/27	USD85	84,908
5.25%, 12/15/29	USD65	64,422
NOVA Chemicals Corp.
4.25%, 05/15/29(c)	USD57	55,601
7.00%, 12/01/31(c)	USD50	52,409
9.00%, 02/15/30(c)	USD75	78,590
Open Text Corp.
3.88%, 02/15/28(c)	USD105	102,280
3.88%, 12/01/29(c)	USD80	73,559
Open Text Holdings, Inc.
4.13%, 02/15/30(c)	USD130	119,833
4.13%, 12/01/31(c)(d)	USD68	59,935
RB Global Holdings, Inc.
6.75%, 03/15/28(c)	USD85	85,837
7.75%, 03/15/31(c)	USD90	92,944
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(b)	USD75	74,880
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(d)	USD115	115,589
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)	USD115	115,830
Sleep Country Canada Holdings, Inc., 6.63%, 11/28/32	CAD150	107,567
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(d)	USD75	78,955
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)	USD50	51,941
Superior Plus LP, 4.25%, 05/18/28(c)	CAD50	35,407
Tamarack Valley Energy Ltd., 6.88%, 07/25/30(c)	CAD75	56,042
TELUS Corp.
6.38%, 06/09/56, (5-year CMT + 2.69%)(b)	USD140	138,180
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)	USD80	79,888
6.63%, 06/09/56, (5-year CMT + 2.52%)(b)	USD75	73,201
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD90	90,720
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD65	65,193
		5,994,755
China — 0.0%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR100	1

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 0.1%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(c)	USD73	$68,686
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(c)	USD50	51,905
		120,591
Denmark — 0.4%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(c)	USD165	166,513
7.25%, 12/15/33(c)	USD125	128,687
Orsted A/S
1.50%, (5-year EUR Swap + 1.86%)(a)(b)	EUR100	100,318
1.75%, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR100	111,705
2.50%, (5-year UK Government Bond + 2.14%)(a)(b)	GBP100	105,865
5.25%, (5-year EUR Swap + 2.62%)(a)(b)	EUR100	117,240
TDC Brands A/S, 8.00%, 04/30/31(a)	EUR100	114,383
		844,711
Finland — 0.2%
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR100	108,766
5.00%, 03/11/30(a)	EUR100	110,603
Finnair OYJ, 4.75%, 05/24/29(a)	EUR100	117,157
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR100	115,691
		452,217
France — 5.5%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR100	118,508
Air France-KLM
3.88%, 01/14/31(a)	EUR100	112,212
4.63%, 05/23/29(a)	EUR100	117,303
8.50%, 05/31/28(a)	EUR100	123,934
Altice France SA
4.75%, 10/15/30(a)	EUR149	166,139
5.38%, 04/15/32(a)	EUR99	111,368
6.50%, 04/15/32(c)	USD249	241,284
6.88%, 10/15/30(c)	USD104	101,966
6.88%, 07/15/32(c)	USD192	186,505
7.25%, 11/01/29(a)	EUR99	114,737
9.50%, 11/01/29(c)	USD158	160,007
Atos Group, 8.13%, 05/21/31(a)	EUR100	111,490
Banijay Entertainment SAS, 7.00%, 05/01/29(a)	EUR100	118,092
Banijay Gaming SAS, 5.13%, 12/10/31(a)	EUR100	116,435
CAB SELAS, 7.75%, 08/09/31(a)	EUR200	234,470
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	80,704
Chrome Holdco SAS, 5.00%, 05/31/29(a)	EUR100	8,949
Clariane SE, 6.88%, 04/15/31(a)	EUR100	117,385
CMA CGM SA
4.88%, 01/15/32(a)	EUR150	171,051
5.50%, 07/15/29(a)	EUR100	117,860
Egis SA, 5.13%, 05/15/31(a)	EUR100	116,813
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(b)(c)(g)	USD190	219,761
Elior Group SA, 5.63%, 03/15/30(a)	EUR100	112,777
Emeria SASU, 3.38%, 03/31/28(a)	EUR100	90,867
Eramet SA, 7.25%, 05/22/28(a)	EUR100	116,499
Eutelsat Communications SACA, 5.75%, 03/15/31(a)	EUR200	234,460
Eutelsat SA, 1.50%, 10/13/28(a)	EUR100	110,815
Flamingo Lux II SCA, 5.00%, 03/31/29(a)	EUR100	36,755
Security	Par (000)	Value
France (continued)
Fnac Darty SA, 6.00%, 04/01/29(a)	EUR100	$118,683
Forvia SE
3.75%, 06/15/28(a)	EUR71	81,987
5.38%, 03/15/31(a)	EUR100	116,978
5.50%, 06/15/31(a)	EUR100	117,477
5.63%, 06/15/30(a)	EUR100	118,111
6.75%, 09/15/33(c)	USD85	84,488
Getlink SE, 4.13%, 04/15/30(a)	EUR100	115,930
Goldstory SAS, 6.75%, 02/01/30(a)	EUR100	117,493
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(a)	EUR100	117,753
Series ., 0.63%, 09/16/28(a)	EUR100	109,914
HomeVi SASU, 6.63%, 10/31/31(a)	EUR100	116,310
Iliad Holding SAS
1.88%, 02/11/28(a)	EUR100	112,419
4.13%, 10/15/31(a)	EUR100	114,786
4.25%, 12/15/29(a)	EUR100	116,391
5.38%, 02/15/29(a)	EUR100	119,171
5.38%, 04/15/30(a)	EUR100	117,530
5.63%, 10/15/28(a)	EUR100	115,460
6.88%, 04/15/31(a)	EUR100	120,626
7.00%, 10/15/28(c)	USD125	125,206
7.00%, 04/15/32(c)	USD100	100,644
8.50%, 04/15/31(c)	USD130	136,614
Series ., 5.38%, 05/02/31(a)	EUR100	121,152
IPD 3 BV, 5.50%, 06/15/31(a)	EUR100	111,011
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR100	115,369
Loxam SAS
4.25%, 02/15/31(a)	EUR100	113,912
4.63%, 07/22/31(a)	EUR100	114,833
6.38%, 05/31/29(a)	EUR113	133,005
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR100	118,785
New Immo Holding SA
5.50%, 04/23/31(a)	EUR100	115,742
5.88%, 04/17/28(a)	EUR200	234,931
6.00%, 03/22/29(a)	EUR100	118,149
Nexans SA
4.13%, 05/29/29(a)	EUR100	116,024
4.25%, 03/11/30(a)	EUR100	116,707
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR200	235,401
6.50%, 03/31/32(c)	USD140	140,280
Opmobility, 4.88%, 03/13/29(a)	EUR100	117,877
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR100	115,240
Paprec Holding SA, 4.13%, 07/15/30(a)	EUR200	228,750
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	118,611
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR100	114,417
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	118,276
Renault SA
2.50%, 04/01/28(a)	EUR100	113,374
3.88%, 09/30/30(a)	EUR100	114,343
4.13%, 06/09/31(a)	EUR100	114,275
Rexel SA
2.13%, 12/15/28(a)	EUR100	111,707
4.00%, 09/15/30(a)	EUR100	115,653
Seche Environnement SACA, 4.50%, 03/25/30(a)	EUR100	115,237

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
SPIE SA
3.75%, 05/28/30(a)	EUR100	$114,751
3.88%, 05/18/31(a)	EUR100	113,798
Tereos Finance Groupe I SA, 5.75%, 04/30/31(a)	EUR100	107,090
Valeo SE
1.00%, 08/03/28(a)	EUR100	109,817
4.50%, 04/11/30(a)	EUR100	116,452
4.63%, 03/23/32(a)	EUR100	114,902
4.88%, 02/03/33(a)	EUR100	114,264
5.88%, 04/12/29(a)	EUR100	115,505
Verallia SA
3.50%, 11/14/29(a)	EUR100	112,697
4.38%, 11/14/33(a)	EUR100	110,714
Worldline SA/France
4.13%, 09/12/28(a)	EUR100	107,103
5.25%, 11/27/29(a)	EUR100	101,944
		10,805,215
Germany — 3.0%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	118,877
alstria SARL, 5.50%, 03/20/31(a)	EUR100	114,993
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.11%)(a)(b)	EUR100	113,898
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR100	117,083
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR100	117,884
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	120,151
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR100	124,781
Birkenstock Group BV & Co. KG, 4.50%, 06/15/33(a)	EUR100	115,369
Ceconomy AG, 6.25%, 07/15/29(a)	EUR100	118,728
Cheplapharm Arzneimittel GmbH
6.75%, 02/15/32(a)	EUR100	115,757
7.13%, 06/15/31(a)	EUR100	117,124
7.50%, 05/15/30(a)	EUR100	118,946
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	118,215
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR100	115,971
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR100	107,625
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	116,877
Gruenenthal GmbH
4.63%, 11/15/31(a)	EUR100	115,551
6.75%, 05/15/30(a)	EUR100	119,076
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(c)(h)	USD50	50,318
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR100	119,949
7.00%, 11/15/31, (7.00% Cash and 7.75% PIK)(a)(h)	EUR100	122,842
7.38%, 05/15/33, (7.38 % PIK)(c)(h)	USD25	25,901
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(c)(h)	USD100	103,715
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(c)(h)	USD25	26,181
Lanxess AG, 1.75%, 03/22/28(a)	EUR100	111,852
LANXESS AG, 4.38%, 06/24/31(a)	EUR100	112,355
Security	Par (000)	Value
Germany (continued)
Mahle GmbH, 6.50%, 05/02/31(a)	EUR100	$119,394
Mercer International, Inc.
5.13%, 02/01/29	USD110	63,900
12.88%, 10/01/28(c)	USD45	22,095
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR80	97,854
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30(a)	EUR100	115,957
Progroup AG, 5.38%, 04/15/31(a)	EUR100	117,448
Schaeffler AG
3.38%, 10/12/28(a)	EUR100	113,857
4.50%, 03/28/30(a)	EUR100	115,689
4.50%, 05/12/32(a)	EUR100	114,057
4.75%, 08/14/29(a)	EUR100	116,676
5.00%, 05/13/33(a)	EUR100	115,148
5.38%, 04/01/31(a)	EUR100	118,736
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR100	117,666
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR116	76,277
TUI AG, 5.88%, 03/15/29(a)	EUR100	118,054
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR100	118,544
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	116,513
ZF Europe Finance BV
3.00%, 10/23/29(a)	EUR100	110,504
4.75%, 01/31/29(a)	EUR100	115,456
5.50%, 02/17/32(a)	EUR200	228,562
6.13%, 03/13/29(a)	EUR100	118,973
7.00%, 06/12/30(a)	EUR100	122,176
ZF Finance GmbH, 3.75%, 09/21/28(a)	EUR100	114,428
ZF North America Capital, Inc.
6.75%, 04/23/30(c)	USD100	99,254
6.88%, 04/14/28(c)	USD75	76,236
6.88%, 04/23/32(c)	USD25	24,552
7.13%, 04/14/30(c)	USD100	100,510
7.50%, 03/24/31(c)	USD215	216,098
		5,884,633
Greece — 0.5%
Alpha Bank SA, 4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR100	114,182
Eurobank SA
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR100	114,243
10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	124,372
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR100	116,865
Metlen Energy & Metals SA
4.00%, 10/17/29(a)	EUR100	112,245
Series ., 3.88%, 05/26/31(a)	EUR100	109,668
Piraeus Bank SA, 5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR100	119,012
Public Power Corp. SA
4.25%, 10/31/30(a)	EUR100	115,370
4.63%, 10/31/31(a)	EUR100	116,340
		1,042,297
Hong Kong — 0.2%
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD125	121,030
5.75%, 07/21/28(c)	USD140	138,684

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
6.50%, 09/24/33(c)	USD85	$81,993
7.63%, 04/17/32(c)	USD125	127,422
		469,129
Ireland — 0.3%
Eircom Finance DAC, 5.00%, 04/30/31(a)	EUR100	116,417
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	117,159
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD40	39,848
6.88%, 04/15/29(c)	USD40	40,687
8.00%, 06/15/28(c)	USD70	72,274
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(c)	USD50	31,392
Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/33(a)	GBP100	91,027
		508,804
Israel — 0.7%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	USD56	55,417
5.88%, 03/30/31(a)(c)	USD75	71,788
8.50%, 09/30/33(a)(c)	USD90	94,514
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	110,361
4.13%, 06/01/31	EUR125	143,774
4.38%, 05/09/30	EUR150	174,768
7.38%, 09/15/29	EUR100	126,263
7.88%, 09/15/31	EUR100	133,974
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	USD115	114,733
6.00%, 12/01/32	USD50	50,928
6.75%, 03/01/28	USD140	142,671
8.13%, 09/15/31	USD75	83,156
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	USD50	50,597
		1,352,944
Italy — 3.1%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR100	115,347
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR200	225,470
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	112,194
5.50%, 02/27/29(a)	EUR100	117,923
Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/29(a)	EUR100	136,036
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	232,692
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	78,157
Cesar SpA, 6.50%, 09/30/31(a)	EUR100	117,993
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	115,755
doValue SpA, 7.00%, 02/28/30(a)	EUR100	120,629
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(a)	EUR100	120,587
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR100	114,264
Fibercop SpA
1.63%, 01/18/29	EUR100	109,629
4.75%, 06/30/30(a)	EUR125	145,576
5.13%, 06/30/32(a)	EUR100	117,507
5.38%, 04/15/31(a)	EUR100	118,496
6.88%, 02/15/28(a)	EUR100	120,007
7.75%, 01/24/33	EUR100	133,013
Security	Par (000)	Value
Italy (continued)
7.88%, 07/31/28(a)	EUR100	$123,298
Series 2036, 7.20%, 07/18/36(c)	USD250	253,810
Gg12 SpA, 6.25%, 04/28/33(a)	EUR100	117,147
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR100	112,638
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	113,169
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	114,928
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR100	103,428
3.63%, 10/13/32(a)	EUR100	108,340
3.75%, 04/01/30(a)	EUR100	112,502
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	117,063
Lottomatica Group SpA
4.63%, 04/30/32(a)	EUR100	115,465
4.88%, 01/31/31(a)	EUR100	117,079
5.38%, 06/01/30(a)	EUR100	118,055
Mediobanca Banca di Credito Finanziario SpA, 3.88%, 07/04/30, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR150	173,699
Multiversity SpA, 7.13%, 05/17/31(a)	EUR100	118,269
Mundys SpA
1.88%, 07/13/27(a)	EUR100	113,354
1.88%, 02/12/28(a)	EUR100	112,290
4.50%, 01/24/30(a)	EUR100	117,303
4.75%, 01/24/29(a)	EUR100	117,407
Rossini SARL, 6.75%, 12/31/29(a)	EUR100	119,251
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR100	114,384
TeamSystem SpA
5.00%, 07/01/31(a)	EUR100	110,861
6.50%, 07/01/32(a)	EUR100	114,576
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR100	115,073
7.88%, 07/31/28(a)	EUR100	123,253
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	110,222
2.38%, 10/12/27(a)	EUR100	114,523
Webuild SpA
4.50%, 05/08/32(a)	EUR100	114,524
7.00%, 09/27/28(a)	EUR100	121,146
Series ., 4.13%, 07/03/31(a)	EUR100	114,744
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR100	103,081
		6,106,157
Japan — 1.4%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	113,904
4.35%, 09/17/27(c)	USD240	235,931
4.81%, 09/17/30(c)	USD315	291,789
5.25%, 07/17/29(a)	EUR100	116,821
6.38%, 07/17/33(a)	EUR100	117,794
7.50%, 07/17/30(c)	USD190	194,153
7.75%, 07/17/32(c)	USD190	195,964
8.13%, 07/17/35(c)	USD50	52,719
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(b)(c)(g)	USD120	113,611
8.13%, (5-year CMT + 4.25%)(b)(c)(g)	USD50	51,146
9.75%, 04/15/29(c)	USD240	260,172
SoftBank Group Corp.
3.38%, 07/06/29(a)	EUR100	109,865
3.88%, 07/06/32(a)	EUR100	101,757
4.00%, 09/19/29(a)	EUR125	138,728

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
5.25%, 10/10/29(a)	EUR100	$114,332
5.38%, 01/08/29(a)	EUR100	116,182
5.75%, 07/08/32(a)	EUR100	110,228
5.88%, Series ., 07/10/31(a)	EUR100	114,009
6.50%, 10/29/62, (5-year EURIBOR ICE Swap + 4.46%)(a)(b)	EUR100	102,298
7.38%, 04/22/34(a)	EUR100	116,138
		2,767,541
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD140	78,429
10.38%, 03/31/29(a)	GBP100	71,965
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR100	118,422
		268,816
Luxembourg — 2.0%
Aegis Lux 1a SARL, 5.63%, 10/29/31, (5.63% PIK)(a)(h)	EUR100	116,652
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(a)	EUR100	118,318
7.00%, 05/21/30(c)	USD165	168,341
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	73,773
4.25%, 08/15/29(a)	EUR100	73,721
5.00%, 01/15/28(c)	USD170	107,284
5.75%, 08/15/29(c)	USD240	151,642
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	17,896
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(c)	USD95	92,907
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)(i)	EUR0	—
Cidron Aida Finco SARL, 7.00%, 10/27/31(a)	EUR100	109,706
Currenta Group Holdings SARL, 5.50%, 05/15/30(a)	EUR100	116,259
Essendi SA
5.38%, 05/15/30(a)	EUR100	116,706
5.50%, 11/15/31(a)	EUR100	116,352
6.38%, 10/15/29(a)	EUR100	119,261
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR100	74,814
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	107,228
6.38%, 04/15/29(a)	EUR100	112,962
INEOS Finance PLC
6.75%, 05/15/28(c)	USD50	49,735
7.25%, 03/31/31(a)	EUR100	107,863
7.50%, 04/15/29(c)	USD75	73,517
7.88%, 11/15/31(a)	EUR100	109,709
ION Platform Finance SARL
6.88%, 09/30/32(a)	EUR100	93,345
7.88%, 05/01/29(a)	EUR100	107,671
LHMC Finco 2 SARL, 8.63%, 05/15/30, (8.63% Cash and 9.38% PIK)(a)(h)	EUR105	124,529
Luna 1.5 SARL, 10.50%, 07/01/32, (10.50% PIK)(a)(h)	EUR105	129,082
Luna 2.5 SARL, 5.50%, 07/01/32(a)	EUR100	115,853
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR100	117,474
Monitchem HoldCo 3 SA, 8.00%, 07/15/31(a)	EUR100	112,964
NJJ Continental SA, 4.50%, 01/30/30(a)	EUR100	116,226
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	118,039
SES SA
2.00%, 07/02/28(a)	EUR100	111,227
Security	Par (000)	Value
Luxembourg (continued)
4.13%, 06/24/30(a)	EUR125	$143,473
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR125	142,934
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.59%)(a)(b)	EUR100	113,384
Vivion Investments SARL
5.63%, 06/08/30(a)	EUR100	110,381
6.50%, 02/28/29, (6.50% PIK)(a)(h)	EUR102	117,494
		3,908,722
Macau — 0.4%
MGM China Holdings Ltd., 6.25%, 05/15/33(c)	USD100	95,921
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD135	128,854
6.50%, 01/15/28(c)	USD60	59,921
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD115	111,556
5.50%, 10/01/27(c)	USD75	74,696
5.63%, 08/26/28(c)	USD115	113,774
6.75%, 02/15/34(c)	USD115	112,915
		697,637
Netherlands — 1.3%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	117,293
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	111,031
House of HR Group BV, 9.00%, 11/03/29(a)	EUR100	101,433
Nouryon Finance BV, 6.13%, 07/15/31(a)	EUR100	116,714
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	114,581
Q-Park Holding I BV
3.88%, 09/01/31(a)	EUR100	113,149
5.13%, 02/15/30(a)	EUR100	117,108
Sigma Holdco BV, Series ., 8.63%, 04/15/31	EUR100	89,318
Sunrise FinCo I BV
4.63%, 05/15/32(a)	EUR100	113,367
4.88%, 07/15/31(c)	USD140	130,900
Sunrise HoldCo IV BV, 5.00%, 07/31/33(a)	EUR100	114,058
Trivium Packaging Finance BV
6.63%, 07/15/30(a)	EUR100	119,813
8.25%, 07/15/30(c)	USD67	70,675
12.25%, 01/15/31(c)	USD75	82,799
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR85	97,577
Versuni Group BV, 5.75%, 07/01/33(a)	EUR100	111,729
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR100	103,961
5.00%, 01/15/32(c)	USD165	135,359
5.25%, 01/15/33(a)	EUR100	105,019
7.50%, 01/15/33(c)	USD140	124,998
Ziggo Bond Co. BV
5.13%, 02/28/30(c)	USD75	60,698
6.13%, 11/15/32(a)	EUR125	120,973
Ziggo BV
2.88%, 01/15/30(a)	EUR100	107,128
4.88%, 01/15/30(c)	USD135	121,561
		2,601,242
Norway — 0.1%
Var Energi ASA
4.95%, 04/29/86, (5-year EURIBOR ICE Swap + 2.31%)(a)(b)	EUR100	114,161
7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR100	124,274
		238,435

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal — 0.4%
EDP SA
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR100	$107,410
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR100	112,276
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.24%)(a)(b)	EUR100	114,209
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR100	115,435
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	116,200
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	116,839
		682,369
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD75	41,922
6.75%, 10/15/27(c)	USD165	93,679
		135,601
Slovenia — 0.2%
United Group BV
5.25%, 02/01/30(a)	EUR100	115,060
6.25%, 01/31/32(a)	EUR100	115,434
6.38%, 05/14/33(a)	EUR100	114,766
6.50%, 10/31/31(a)	EUR100	117,784
		463,044
Spain — 0.6%
Arena Luxembourg Finance SARL, 4.50%, 06/30/31(a)	EUR100	115,248
Audax Renovables SA, 7.50%, 05/22/31(a)	EUR100	117,133
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	113,139
Celsa Opco SA, 8.25%, 12/15/30(a)	EUR100	122,526
Cirsa Finance International Sarl, 4.63%, 07/20/32(a)	EUR100	114,882
Cirsa Finance International SARL, 4.88%, 10/15/31(a)	EUR100	116,653
Eroski S Coop, 5.75%, 05/15/31(a)	EUR100	119,589
Gestamp Automocion SA, 4.38%, 10/15/30(a)	EUR100	115,539
Grifols SA, 3.88%, 10/15/28(a)	EUR125	143,086
Grupo Antolin Irausa SA, 3.50%, 04/30/28(a)(e)(f)	EUR100	53,397
Molins Finance SA, 5.50%, 06/15/33(a)	EUR100	119,474
		1,250,666
Sweden — 0.6%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR53	63,625
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	118,883
Dometic Group AB, 2.00%, 09/29/28(a)	EUR100	110,200
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	120,677
Intrum Investments And Financing AB, 7.00%, 07/15/31(a)	EUR100	115,374
Stena International SA
7.25%, 01/15/31(c)	USD115	117,187
7.63%, 02/15/31(c)	USD50	51,505
Verisure Holding AB
4.13%, 01/02/32(a)	EUR100	115,358
5.50%, 05/15/30(a)	EUR100	118,372
Security	Par (000)	Value
Sweden (continued)
Volvo Car AB
4.20%, 06/10/29(a)	EUR100	$115,826
4.75%, 05/08/30(a)	EUR100	118,407
		1,165,414
Switzerland — 0.2%
Dufry One BV
3.38%, 04/15/28(a)	EUR100	114,690
4.75%, 04/18/31(a)	EUR100	117,218
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(c)(d)	USD110	103,601
8.75%, 01/15/32(c)(d)	USD75	73,744
9.50%, 06/01/28(c)(d)	USD50	50,622
		459,875
United Kingdom — 5.5%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR100	118,663
Alexandrite Monnet U.K. Holdco PLC, 6.88%, 05/31/31(a)	EUR100	116,922
Allwyn Entertainment Financing U.K. PLC
4.63%, 08/15/31(a)	EUR100	114,156
7.25%, 04/30/30(a)	EUR90	107,621
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR100	118,834
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR100	116,075
7.75%, 02/15/31(c)	USD190	192,793
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD190	188,570
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30(a)	GBP100	120,684
B&M European Value Retail PLC, 8.13%, 11/15/30(a)	GBP100	140,644
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR150	162,186
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR100	72,309
Bellis Acquisition Co. PLC
8.00%, 07/01/31(a)	EUR100	111,343
8.13%, 05/14/30(a)	GBP225	283,545
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR100	117,013
5.75%, 10/15/29(c)	USD115	114,959
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR100	114,467
Boots Group Finco LP
5.38%, 08/31/32(a)	EUR100	117,486
7.38%, 08/31/32(a)	GBP100	137,899
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(c)	USD110	106,047
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	USD45	43,044
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR100	117,869
8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(a)(b)	GBP100	141,545
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(a)	EUR100	116,608
6.38%, 02/15/32(c)	USD125	123,194
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	138,920
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD240	251,891

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
ContourGlobal Power Holdings SA, 4.38%, 07/31/31(a)	EUR125	$139,992
Co-Operative Group Ltd., 8.25%, 12/15/31(a)	GBP100	138,957
Deuce Finco PLC, 7.00%, 11/20/31(a)	GBP100	136,700
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP100	139,447
Entain PLC, 4.88%, 11/30/31(a)	EUR125	144,937
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR100	111,681
Gatwick Airport Finance PLC, 6.00%, 11/21/30(a)	GBP100	133,089
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(c)	USD100	99,200
8.75%, 01/15/32(c)	USD100	97,041
Heathrow Finance PLC, 6.50%, 09/01/30(a)	GBP100	134,479
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD105	103,739
8.13%, 02/15/32(c)	USD150	139,460
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP96	133,227
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR100	91,198
8.50%, 03/15/29(a)	EUR100	98,574
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR100	115,490
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD50	49,410
5.88%, 01/15/28(c)	USD95	94,732
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP100	136,955
Kane Bidco Ltd., 7.75%, 07/15/31(a)	GBP100	135,884
Market Bidco Finco PLC
6.75%, 01/31/31(a)	EUR100	113,235
8.75%, 01/31/31(a)	GBP100	132,249
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(c)	USD50	39,151
Metro Bank Holdings PLC, 12.00%, 04/30/29, (1-year UK Government Bond + 7.81%)(a)(b)	GBP100	147,552
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR100	98,267
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD50	47,353
Motion Finco SARL
7.38%, 06/15/30(a)	EUR100	95,208
8.38%, 02/15/32(c)	USD50	39,177
Neoen Finco PLC, 5.50%, 06/15/31(a)	EUR100	117,382
Nomad Foods Bondco PLC, 5.25%, 07/15/33(a)	EUR100	114,840
Ocado Group PLC, Series ., 11.00%, 06/15/30(a)	GBP100	140,123
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	119,571
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	139,329
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	106,815
Punch Finance PLC, 7.88%, 12/30/30(a)	GBP100	138,840
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR100	116,573
Thames Water Utilities Finance PLC
1.25%, 01/31/34(a)	EUR100	64,623
2.63%, 01/24/34(a)	GBP100	76,067
2.88%, 05/03/29(a)	GBP100	8,270
4.00%, 04/18/29(a)	EUR100	68,038
4.38%, 01/18/33(a)	EUR100	68,031
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP100	127,202
Victoria PLC, 9.88%, 08/26/29, (9.88 % Cash)(a)(h)	EUR107	102,248
Virgin Media Finance PLC
3.75%, 07/15/30(a)	EUR100	74,582
5.00%, 07/15/30(c)	USD125	76,687
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP100	113,040
4.25%, 01/15/30(a)	GBP150	172,488
4.50%, 08/15/30(c)	USD115	94,407
Security	Par (000)	Value
United Kingdom (continued)
5.50%, 05/15/29(c)	USD140	$125,541
VMED O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR150	147,026
4.00%, 01/31/29(a)	GBP100	121,622
4.25%, 01/31/31(c)	USD140	111,837
4.75%, 07/15/31(c)	USD175	138,417
5.63%, 04/15/32(a)	EUR200	199,744
6.75%, 01/15/33(c)	USD100	79,610
7.75%, 04/15/32(c)	USD100	84,196
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.48%)(a)(b)	EUR100	109,177
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD135	123,636
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	116,018
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR100	111,739
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR150	182,798
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD230	236,451
8.00%, 08/30/86, (5-year UK Government Bond + 3.84%)(a)(b)	GBP100	143,102
Zegona Finance PLC, 4.25%, 01/15/32(a)	EUR100	114,432
		10,876,173
United States — 65.6%
1261229 BC Ltd., 10.00%, 04/15/32(c)	USD610	623,153
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(c)(d)	USD58	56,763
5.50%, 07/01/28(c)	USD58	57,684
7.38%, 03/15/33(c)(d)	USD65	67,002
Accendra Health, Inc., 9.75%, 06/15/33(c)(d)	USD116	75,501
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(c)	USD70	65,277
6.00%, 08/01/29(c)	USD60	54,158
6.75%, 07/01/32(c)	USD75	68,849
7.50%, 11/06/30(c)	USD125	120,628
8.25%, 02/01/29(c)	USD115	110,020
8.50%, 06/15/29(c)	USD60	57,230
AdaptHealth LLC
4.63%, 08/01/29(c)	USD60	57,900
5.13%, 03/01/30(c)	USD95	91,658
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD50	50,740
7.50%, 02/15/33(c)(d)	USD95	97,866
8.25%, 04/15/31(c)	USD55	57,170
ADT Security Corp.(The)
4.13%, 08/01/29(c)	USD125	119,656
5.88%, 10/15/33(c)	USD135	131,139
Advance Auto Parts, Inc.
3.90%, 04/15/30(d)	USD50	46,792
7.00%, 08/01/30(c)	USD105	107,541
7.38%, 08/01/33(c)(d)	USD135	139,212
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(c)	USD65	62,987
AECOM, 6.00%, 08/01/33(c)	USD130	129,266
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD50	49,058
7.60%, 01/15/55, (5-year CMT + 3.20%)(b)	USD105	106,476
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD125	129,786

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Alaska Airlines, Inc., 6.50%, 06/01/31(c)(d)	USD50	$49,647
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD185	173,864
4.88%, 02/15/30(c)	USD120	114,339
5.50%, 03/31/31(c)	USD80	76,898
5.63%, 03/31/32(c)	USD120	114,054
5.75%, 03/31/34(c)(d)	USD195	181,222
6.25%, 03/15/33(c)	USD75	72,648
6.50%, 02/15/28(c)	USD100	100,610
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD50	48,303
7.13%, 03/15/31(c)	USD75	77,110
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD100	98,776
5.88%, 11/01/29(c)	USD80	78,738
6.50%, 10/01/31(c)	USD100	99,955
6.75%, 04/15/28(c)	USD185	185,505
7.00%, 01/15/31(c)	USD170	172,473
7.38%, 10/01/32(c)	USD80	80,613
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD280	290,781
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD165	163,692
6.88%, 06/15/30(c)	USD105	107,136
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR100	114,686
4.63%, 06/01/28(c)	USD240	236,029
Allison Transmission, Inc.
3.75%, 01/30/31(c)	USD130	120,282
4.75%, 10/01/27(c)	USD45	44,741
5.88%, 06/01/29(c)	USD65	65,206
5.88%, 12/01/33(c)(d)	USD60	59,021
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD60	58,564
6.70%, 02/14/33(d)	USD50	50,888
Alpha Generation LLC
6.25%, 01/15/34(c)	USD90	87,732
6.75%, 10/15/32(c)	USD110	110,838
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD75	75,384
6.38%, 09/15/32(c)	USD50	50,236
AMC Global Media, Inc., 10.50%, 07/15/32(c)	USD146	150,407
Amentum Holdings, Inc., 7.25%, 08/01/32(c)	USD125	128,353
American Airlines, Inc., 7.25%, 02/15/28(c)	USD90	90,663
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	USD348	346,450
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(d)	USD60	58,021
6.38%, 10/15/32(c)	USD125	124,283
7.75%, 10/15/33(c)(d)	USD155	152,282
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(c)	USD40	37,953
4.00%, 01/15/28(c)	USD90	88,578
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD85	81,779
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(c)(d)	USD65	65,900
9.50%, 06/01/30(c)	USD90	96,419
Security	Par (000)	Value
United States (continued)
AmWINS Group, Inc.
4.88%, 06/30/29(c)	USD75	$72,230
6.38%, 02/15/29(c)	USD95	95,390
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD85	84,781
5.75%, 01/15/28(c)	USD80	80,012
5.75%, 10/15/33(c)	USD75	73,720
5.75%, 07/01/34(c)	USD90	88,130
6.63%, 02/01/32(c)	USD65	66,240
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)	USD65	65,575
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)	USD55	52,669
5.75%, 01/15/29(c)	USD76	74,782
9.75%, 04/15/30(c)	USD50	53,556
API Group DE, Inc., 5.75%, 06/01/34(c)	USD50	48,960
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(c)	USD240	234,705
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(c)	USD215	209,553
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	USD300	318,754
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)	USD60	60,764
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD125	124,527
Arches Buyer, Inc.
4.25%, 06/01/28(c)	USD130	125,843
6.13%, 12/01/28(c)	USD50	48,764
9.00%, 08/15/31(c)	USD20	20,104
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(c)	USD80	81,164
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(c)	USD85	83,110
Arcosa, Inc.
4.38%, 04/15/29(c)	USD50	48,848
6.88%, 08/15/32(c)	USD50	51,475
Ardagh Group SA
9.50%, 12/01/30(c)	USD184	195,110
11.00%, 12/01/30, (5.00 % Cash and 6.00 % PIK)(a)(h)	EUR104	111,368
11.00%, (5.5% Cash And 6.5% PIK), 12/01/30, (5.50% Cash + 6.50% PIK)(c)(h)	USD140	129,254
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	112,104
3.00%, 09/01/29(a)	EUR100	111,145
3.25%, 09/01/28(c)	USD100	96,059
4.00%, 09/01/29(c)	USD100	94,904
6.25%, 01/30/31(c)	USD100	100,746
Aretec Group, Inc.
7.50%, 04/01/29(c)	USD75	74,784
10.00%, 08/15/30(c)	USD78	82,293
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD75	78,060
11.50%, 10/01/31(c)	USD60	63,967
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD51	50,445
4.63%, 11/15/29(c)(d)	USD120	116,414
4.75%, 03/01/30	USD35	33,832
5.00%, 02/15/32(c)	USD70	66,656

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD75	$74,801
6.63%, 10/15/32(c)	USD70	70,352
6.63%, 07/15/33(c)	USD25	25,076
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	112,192
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(c)	USD55	52,284
6.88%, 08/01/33(c)	USD30	29,883
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(c)	USD395	399,339
8.38%, 02/01/34(c)(d)	USD400	364,250
AthenaHealth Group, Inc.
6.50%, 02/15/30(c)	USD290	279,377
7.50%, 02/15/32(c)	USD25	25,624
ATI, Inc.
5.88%, 06/15/33	USD55	55,328
7.25%, 08/15/30	USD60	61,873
Avantor Funding, Inc.
3.88%, 11/01/29(c)	USD120	114,458
4.63%, 07/15/28(c)	USD205	202,225
Avient Corp.
6.25%, 11/01/31(c)	USD75	75,561
7.13%, 08/01/30(c)	USD80	80,996
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(c)	USD80	78,620
5.38%, 03/01/29(c)(d)	USD70	68,086
8.00%, 02/15/31(c)(d)	USD110	109,837
8.25%, 01/15/30(c)	USD80	81,802
8.38%, 06/15/32(c)(d)	USD75	74,681
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR100	116,118
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD100	103,377
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD75	71,156
Axon Enterprise, Inc.
6.13%, 03/15/30(c)	USD130	131,514
6.25%, 03/15/33(c)	USD80	81,010
Azorra Finance Ltd.
6.25%, 02/15/34(c)	USD50	49,122
7.25%, 01/15/31(c)	USD50	51,433
7.75%, 04/15/30(c)	USD75	77,647
B&G Foods, Inc.
8.00%, 09/15/28(c)	USD120	117,056
11.00%, 06/15/31(c)(d)	USD50	44,338
Ball Corp.
2.88%, 08/15/30(d)	USD140	126,490
3.13%, 09/15/31	USD90	80,760
4.25%, 07/01/32	EUR100	115,490
5.50%, 09/15/33	USD100	99,327
6.00%, 06/15/29	USD100	101,252
Bath & Body Works, Inc.
5.25%, 02/01/28	USD65	64,932
6.63%, 10/01/30(c)	USD95	96,505
7.50%, 06/15/29	USD65	65,790
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD205	210,300
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR100	115,837
10.00%, 07/15/33, (10.00 % PIK)(c)(h)	USD279	298,600
Beazer Homes USA, Inc., 8.00%, 01/15/32(c)	USD40	40,865
Security	Par (000)	Value
United States (continued)
Belden, Inc., 4.25%, 02/01/33(a)	EUR100	$111,768
Black Pearl Compute LLC, 6.13%, 02/15/31(c)(d)	USD260	259,120
Block, Inc.
3.50%, 06/01/31	USD105	95,679
5.63%, 08/15/30(c)	USD135	134,287
6.00%, 08/15/33(c)(d)	USD105	104,048
6.50%, 05/15/32	USD225	227,316
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD70	71,843
7.25%, 07/15/32(c)	USD50	51,341
Bond U.S. Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/33(a)	EUR100	115,671
Boyd Gaming Corp.
4.75%, 12/01/27(d)	USD110	109,322
4.75%, 06/15/31(c)	USD150	142,983
Brand Industrial Services, Inc., 10.38%, 08/01/30(c)	USD180	155,280
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD50	48,750
8.88%, 04/12/29(d)	USD55	57,743
Brightline East LLC, 11.00%, 01/31/30(c)(e)(f)	USD150	12,131
Brightstar Lottery PLC
2.38%, 04/15/28(a)	EUR100	113,293
5.25%, 01/15/29(c)	USD75	74,012
Brink's Co.(The)
4.63%, 10/15/27(c)	USD65	64,560
6.50%, 06/15/29(c)	USD75	76,277
6.75%, 06/15/32(c)	USD45	45,758
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD125	89,125
7.13%, 02/13/28	CAD100	73,679
Series 8, 5.55%, 06/19/31	CAD75	53,500
Buckeye Partners LP
4.13%, 12/01/27	USD60	58,997
4.50%, 03/01/28(c)	USD50	49,335
6.75%, 02/01/30(c)	USD80	81,832
6.88%, 07/01/29(c)(d)	USD65	66,424
Builders FirstSource, Inc.
4.25%, 02/01/32(c)	USD140	127,328
5.00%, 03/01/30(c)	USD80	77,441
6.38%, 06/15/32(c)	USD90	89,608
6.38%, 03/01/34(c)	USD100	98,257
6.75%, 05/15/35(c)	USD125	123,608
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD50	49,271
7.50%, 07/15/33(c)	USD75	63,065
8.50%, 01/15/34(c)	USD50	43,358
9.25%, 07/01/31(c)	USD75	73,031
CACI International, Inc., 6.38%, 06/15/33(c)	USD160	161,102
Caesars Entertainment, Inc.
4.63%, 10/15/29(c)(d)	USD165	156,625
6.00%, 10/15/32(c)(d)	USD115	100,789
6.50%, 02/15/32(c)(d)	USD170	162,294
7.00%, 02/15/30(c)	USD255	255,810
California Resources Corp.
7.00%, 01/15/34(c)	USD75	73,370
7.25%, 01/15/35(c)	USD70	69,083
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(c)	USD25	26,712

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(c)	USD110	$56,669
Canpack SA/Canpack U.S. LLC, 4.88%, 01/15/32(a)	EUR100	116,175
Carnival Corp. Ltd., 6.13%, 02/15/33(c)	USD62	62,034
Carrix, Inc., 6.13%, 08/01/33(c)	USD190	189,074
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(c)(h)	USD150	154,534
9.00%, 06/01/31, (9.00 % Cash)(c)(d)(h)	USD204	224,742
Caturus Energy LLC
7.13%, 05/15/31(c)	USD65	64,486
8.50%, 02/15/30(c)	USD25	25,886
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD330	291,971
4.25%, 01/15/34(c)(d)	USD225	183,881
4.50%, 08/15/30(c)	USD300	273,648
4.50%, 05/01/32(d)	USD360	310,375
4.50%, 06/01/33(c)(d)	USD230	195,578
4.75%, 03/01/30(c)	USD340	317,343
4.75%, 02/01/32(c)(d)	USD145	126,738
5.00%, 02/01/28(c)	USD280	276,375
5.38%, 06/01/29(c)	USD200	194,116
6.38%, 09/01/29(c)	USD175	173,628
7.00%, 02/01/33(c)(d)	USD230	220,316
7.38%, 03/01/31(c)(d)	USD120	119,563
7.38%, 02/01/36(c)(d)	USD170	161,707
CDK Steerco
7.25%, 06/15/29(j)	USD125	80,000
8.00%, 06/15/29(j)	USD90	57,600
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	107,910
5.00%, 04/15/31	EUR100	115,956
6.50%, 04/15/30	USD105	106,310
6.75%, 04/15/33	USD120	122,426
7.00%, 02/15/31(d)	USD80	82,037
7.33%, 07/15/29	USD115	119,383
7.35%, 11/15/28	USD78	80,964
7.38%, 07/15/32(d)	USD115	119,924
7.38%, 02/15/34(d)	USD95	97,729
7.55%, 11/15/30	USD115	121,047
7.70%, 11/15/33	USD115	121,955
Centene Corp.
2.45%, 07/15/28	USD265	251,253
2.50%, 03/01/31	USD265	230,305
2.63%, 08/01/31	USD165	143,044
3.00%, 10/15/30	USD265	238,364
3.38%, 02/15/30	USD240	222,162
4.25%, 12/15/27	USD140	139,481
4.63%, 12/15/29	USD405	393,363
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD50	47,197
4.13%, 04/30/31(c)	USD70	65,071
Century Communities, Inc.
3.88%, 08/15/29(c)	USD85	80,454
6.63%, 09/15/33(c)(d)	USD65	65,219
Charles River Laboratories International, Inc.
3.75%, 03/15/29(c)	USD60	57,382
4.00%, 03/15/31(c)	USD65	60,540
4.25%, 05/01/28(c)	USD50	49,008
Chemours Co.(The)
4.63%, 11/15/29(c)	USD115	108,484
Security	Par (000)	Value
United States (continued)
5.75%, 11/15/28(c)	USD55	$54,674
7.88%, 03/15/34(c)	USD105	102,388
8.00%, 01/15/33(c)	USD70	68,920
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(c)	USD50	49,426
6.38%, 04/15/34(c)	USD95	95,204
7.63%, 07/01/29(c)	USD50	51,592
Chord Energy Corp.
6.00%, 10/01/30(c)	USD110	110,345
6.75%, 03/15/33(c)	USD80	81,329
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(c)	USD77	68,541
5.25%, 05/15/30(c)	USD180	166,400
6.00%, 01/15/29(c)	USD65	63,873
6.13%, 04/01/30(c)(d)	USD175	146,457
6.88%, 04/15/29(c)	USD130	125,071
9.75%, 01/15/34(c)(d)	USD200	202,394
10.88%, 01/15/32(c)	USD171	180,167
Churchill Downs, Inc.
4.75%, 01/15/28(c)	USD75	74,180
5.75%, 04/01/30(c)	USD135	134,246
6.75%, 05/01/31(c)	USD80	81,060
Cinemark USA, Inc.
5.25%, 07/15/28(c)	USD110	109,309
7.00%, 08/01/32(c)(d)	USD65	66,649
Cipher Compute LLC, 7.13%, 11/15/30(c)(d)	USD215	219,140
CITGO Petroleum Corp., 8.38%, 01/15/29(c)	USD110	112,943
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	115,390
6.75%, 05/15/28(c)	USD75	76,038
6.75%, 02/15/30(c)	USD135	138,296
6.75%, 09/15/32(c)	USD150	151,387
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD135	130,442
4.88%, 07/01/29(c)(d)	USD125	114,995
Clean Harbors, Inc.
5.75%, 10/15/33(c)	USD80	79,400
6.38%, 02/01/31(c)	USD65	65,711
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(c)	USD160	164,956
7.50%, 06/01/29(c)	USD175	175,338
7.50%, 03/15/33(c)(d)	USD125	131,159
7.75%, 04/15/28(c)	USD110	110,179
7.88%, 04/01/30(c)	USD90	93,420
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD105	96,314
4.75%, 03/15/28(c)	USD100	98,541
5.75%, 01/15/34(c)	USD65	62,576
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(c)	USD100	100,701
6.88%, 11/01/29(c)	USD100	100,972
7.00%, 03/15/32(c)(d)	USD160	160,344
7.38%, 05/01/33(c)	USD95	95,885
7.50%, 09/15/31(c)	USD95	96,800
7.63%, 01/15/34(c)	USD135	136,578
Cloud Software Group LLC
6.63%, 08/15/33(c)	USD115	100,061
8.25%, 06/30/32(c)	USD220	207,889
9.00%, 09/30/29(c)	USD475	465,470
Cloud Software Group, Inc., 6.50%, 03/31/29(c)	USD460	449,543

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(c)	USD65	$64,540
6.75%, 04/15/32(c)	USD175	166,705
6.88%, 01/15/30(c)	USD60	59,456
8.75%, 04/15/30(c)(d)	USD130	124,491
CNX Resources Corp.
5.88%, 03/01/34(c)	USD80	77,546
7.25%, 03/01/32(c)	USD65	66,786
7.38%, 01/15/31(c)	USD60	61,219
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(c)	USD70	62,137
7.00%, 06/15/27(c)	USD70	69,145
Coinbase Global, Inc.
3.38%, 10/01/28(c)(d)	USD105	99,692
3.63%, 10/01/31(c)	USD95	81,914
Commercial Metals Co.
5.75%, 11/15/33(c)	USD140	137,391
6.00%, 12/15/35(c)	USD110	108,113
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD103	98,168
Comstock Resources, Inc.
5.88%, 01/15/30(c)	USD135	127,151
6.75%, 03/01/29(c)	USD205	201,636
Constellium SE
3.13%, 07/15/29(a)	EUR100	113,322
3.75%, 04/15/29(c)	USD50	47,767
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(c)	USD175	178,568
Core Scientific Finance I LLC, 7.75%, 05/15/31(c)	USD405	397,183
CoreLogic, Inc.
9.00%, 08/01/31(c)	USD150	147,894
12.00%, 02/01/32(c)	USD75	70,311
CoreWeave, Inc.
8.50%, 07/15/32(a)	EUR200	205,158
9.00%, 02/01/31(c)	USD205	185,066
9.25%, 06/01/30(c)(d)	USD255	238,935
9.63%, 07/15/32(c)	USD135	120,784
9.75%, 10/01/31(c)	USD340	308,176
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(c)	USD70	36,328
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 01/15/31(c)	USD25	24,535
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD140	136,273
7.50%, 12/15/33(c)	USD90	94,223
CRC Insurance Group LLC, 7.13%, 06/01/31(c)	USD360	359,456
Credit Acceptance Corp.
6.63%, 03/15/30(c)	USD70	69,931
9.25%, 12/15/28(c)	USD60	62,145
Crescent Energy Finance LLC
7.38%, 01/15/33(c)(d)	USD140	140,470
7.63%, 04/01/32(c)	USD120	121,401
7.88%, 04/15/32(c)	USD105	106,621
8.38%, 01/15/34(c)	USD70	72,230
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(c)	USD115	111,263
6.75%, 12/01/32(c)	USD100	95,311
Security	Par (000)	Value
United States (continued)
Crown Americas LLC
5.25%, 04/01/30	USD85	$84,746
5.88%, 06/01/33	USD75	74,819
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	117,698
4.75%, 03/15/29(a)	EUR100	118,050
CSC Holdings LLC
3.38%, 02/15/31(c)	USD150	84,116
4.13%, 12/01/30(c)	USD125	69,969
4.50%, 11/15/31(c)	USD190	107,635
4.63%, 12/01/30(c)	USD310	67,580
5.00%, 11/15/31(c)	USD75	16,144
5.38%, 02/01/28(c)	USD150	86,407
5.75%, 01/15/30(c)	USD335	72,863
6.50%, 02/01/29(c)	USD190	107,320
7.50%, 04/01/28(c)	USD125	28,844
11.25%, 05/15/28(c)	USD160	92,933
11.75%, 01/31/29(c)	USD240	137,139
CVR Energy, Inc.
7.50%, 02/15/31(c)	USD65	65,866
7.88%, 02/15/34(c)	USD45	45,666
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD80	82,295
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD255	262,397
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(c)	USD95	94,278
6.38%, 04/15/34(c)	USD100	98,498
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	115,783
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD130	130,575
DaVita, Inc.
3.75%, 02/15/31(c)	USD165	152,174
4.63%, 06/01/30(c)	USD320	307,891
6.75%, 07/15/33(c)	USD130	133,161
6.88%, 09/01/32(c)	USD120	123,116
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(c)	USD90	90,325
7.38%, 06/30/33(c)	USD95	97,183
8.63%, 03/15/29(c)	USD77	79,840
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(d)	USD50	49,783
Directv Financing LLC
8.88%, 02/01/30(c)	USD130	132,083
8.88%, 02/01/30(c)	USD165	167,827
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.25%, 06/01/32(c)	USD190	194,358
10.00%, 02/15/31(c)(d)	USD225	234,965
Discovery Communications LLC
3.63%, 05/15/30	USD125	115,906
3.95%, 03/20/28(d)	USD150	147,031
4.13%, 05/15/29	USD75	73,750
5.00%, 09/20/37	USD50	37,000
6.35%, 06/01/40	USD50	39,425
Discovery Global Holdings, Inc.
4.05%, 03/15/29	USD175	171,927
4.28%, 03/15/32(d)	USD325	288,276
DISH DBS Corp.
5.25%, 12/01/26(c)	USD108	107,305
5.75%, 12/01/28(c)	USD325	313,868

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.38%, 07/01/28	USD130	$124,949
5.13%, 06/01/29	USD200	181,364
Diversified Healthcare Trust
4.38%, 03/01/31	USD55	50,299
4.75%, 02/15/28	USD85	83,299
DPL LLC, 4.35%, 04/15/29	USD40	38,995
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(h)	USD314	318,731
10.75%, 11/30/29	USD251	270,882
Edged Compute LLC, 7.50%, 04/30/31(c)(d)	USD150	141,631
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD55	52,949
5.50%, 06/01/28(c)	USD80	79,742
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(d)	USD60	61,899
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)	USD50	51,172
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR100	118,637
6.63%, 12/15/30(c)	USD315	320,190
6.75%, 07/15/31(c)	USD100	102,628
Encompass Health Corp.
4.50%, 02/01/28	USD42	41,518
4.63%, 04/01/31	USD75	71,981
4.75%, 02/01/30	USD80	78,245
5.88%, 06/01/34(c)	USD65	64,332
Encore Capital Group, Inc.
6.63%, 04/15/31(c)	USD50	50,066
6.63%, 06/01/32(c)	USD100	100,181
8.50%, 05/15/30(c)	USD50	52,933
Endo Finance Holdings LP, 8.50%, 04/15/31(c)(d)	USD120	126,297
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	112,793
Energizer Holdings, Inc.
4.38%, 03/31/29(c)(d)	USD90	86,490
4.75%, 06/15/28(c)	USD60	59,256
6.00%, 09/15/33(c)(d)	USD45	42,744
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD165	164,763
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD75	75,124
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)	USD50	51,034
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD90	94,277
Entegris, Inc.
3.63%, 05/01/29(c)	USD60	57,036
4.38%, 04/15/28(c)	USD75	73,425
4.75%, 04/15/29(c)	USD165	162,242
5.95%, 06/15/30(c)	USD125	124,996
EquipmentShare.com, Inc.
7.13%, 07/01/34(c)	USD120	114,609
8.00%, 03/15/33(c)(d)	USD80	80,829
8.63%, 05/15/32(c)(d)	USD70	71,594
9.00%, 05/15/28(c)	USD115	116,838
Esab Corp.
5.63%, 04/01/31(c)	USD135	133,372
6.25%, 04/15/29(c)	USD75	75,718
ESC CB144A SAKS GLOBAL 12/29 11, 11.00%, 12/15/29(e)(f)(j)	USD224	—
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(b)	USD80	78,954
7.63%, 12/15/54, (5-year CMT + 3.14%)(b)	USD50	51,730
EW Scripps Co. (The), 9.88%, 08/15/30(c)	USD85	75,127
Security	Par (000)	Value
United States (continued)
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD115	$111,167
6.00%, 05/15/33(c)	USD200	193,078
6.25%, 09/15/34(c)	USD115	111,033
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(c)(d)	USD140	136,785
9.25%, 01/15/31(c)	USD70	73,503
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(c)	USD115	111,737
6.75%, 01/15/30(c)	USD120	117,595
FirstCash, Inc.
4.63%, 09/01/28(c)	USD50	49,110
5.63%, 01/01/30(c)	USD80	78,735
6.13%, 05/01/34(c)	USD80	78,798
6.88%, 03/01/32(c)	USD100	101,437
Flash Compute LLC, 7.25%, 12/31/30(c)	USD175	176,363
FMC Corp.
3.45%, 10/01/29(d)	USD50	45,957
5.65%, 05/18/33(d)	USD55	49,022
8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD100	75,150
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD110	109,230
FTAI Aviation Investors LLC
5.50%, 05/01/28(c)	USD115	114,504
5.88%, 04/15/33(c)(d)	USD60	59,148
7.00%, 05/01/31(c)	USD83	85,207
7.00%, 06/15/32(c)	USD115	117,377
7.88%, 12/01/30(c)	USD75	77,982
Freedom Mortgage Corp., 12.25%, 10/01/30(c)	USD80	85,614
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(c)	USD85	81,854
7.88%, 04/01/33(c)	USD50	48,211
8.00%, 02/01/32(c)	USD20	19,843
8.38%, 04/01/32(c)	USD85	85,423
9.13%, 05/15/31(c)	USD105	107,573
9.25%, 02/01/29(c)	USD135	139,363
FS KKR Capital Corp.
3.13%, 10/12/28(d)	USD80	75,184
6.13%, 01/15/30	USD75	72,976
6.13%, 01/15/31(d)	USD75	72,191
6.88%, 08/15/29	USD75	75,264
7.50%, 08/01/31	USD105	105,047
7.88%, 01/15/29	USD50	51,386
FXI Holdings, Inc.
11.00%, 11/15/30(c)	USD88	73,494
14.00%, 11/15/29, (16.00% PIK)(c)(h)	USD57	13,374
Gaia Purchaser, Inc., 7.63%, 07/15/33(c)	USD130	130,134
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(c)	USD225	225,633
Gap, Inc.(The)
3.63%, 10/01/29(c)	USD115	108,035
3.88%, 10/01/31(c)	USD94	85,096
Gen Digital, Inc.
6.25%, 04/01/33(c)	USD155	152,365
6.75%, 09/30/27(c)	USD90	90,165
7.13%, 09/30/30(c)	USD90	91,155
General Mills, Inc., Series ., 4.75%, 07/16/56, (5-year EURIBOR ICE Swap + 2.02%)(b)	EUR150	169,861
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	USD90	89,677
7.88%, 05/15/32	USD100	103,236

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
8.00%, 05/15/33	USD65	$67,533
8.25%, 01/15/29	USD70	72,152
8.88%, 04/15/30	USD55	57,399
GEO Group, Inc.(The)
8.63%, 04/15/29	USD85	88,496
10.25%, 04/15/31	USD60	64,704
Getty Images, Inc., 11.25%, 02/21/30(c)	USD50	39,133
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34(c)	USD120	111,086
5.63%, 07/01/31(c)	USD95	92,333
GFL Environmental, Inc.
4.00%, 08/01/28(c)(d)	USD115	112,005
4.38%, 08/15/29(c)	USD80	76,778
4.75%, 06/15/29(c)	USD115	111,898
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)(d)	USD50	47,919
7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)	USD75	74,900
Global Infrastructure Solutions, Inc., 6.38%, 07/15/34(c)	USD30	30,190
Global Medical Response, Inc., 7.38%, 10/01/32(c)	USD140	142,599
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(c)	USD55	55,714
8.25%, 01/15/32(c)	USD55	57,338
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(c)	USD95	89,028
5.25%, 12/01/27(c)	USD60	59,833
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29	USD95	90,764
5.25%, 04/30/31(d)	USD70	62,901
5.25%, 07/15/31(d)	USD100	88,769
5.63%, 04/30/33(d)	USD40	34,806
6.63%, 07/15/30	USD65	62,836
8.88%, 07/15/32	USD115	117,854
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD50	48,446
3.75%, 02/01/30(c)(d)	USD65	60,604
6.38%, 07/15/32(c)(d)	USD80	79,894
Gray Media, Inc.
4.75%, 10/15/30(c)	USD85	65,684
5.38%, 11/15/31(c)	USD180	132,359
7.25%, 08/15/33(c)(d)	USD80	79,080
9.63%, 07/15/32(c)(d)	USD100	101,000
10.50%, 07/15/29(c)(d)	USD121	127,497
Group 1 Automotive, Inc.
4.00%, 08/15/28(c)	USD110	106,201
6.38%, 01/15/30(c)	USD55	55,140
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(b)	USD75	75,524
8.00%, 06/01/56, (5-year CMT + 4.30%)(b)	USD50	52,359
Harvest Midstream I LP
6.75%, 05/15/34(c)	USD145	145,445
7.50%, 05/15/32(c)	USD45	46,092
Herc Holdings, Inc.
5.75%, 03/15/31(c)	USD75	74,212
6.00%, 03/15/34(c)(d)	USD95	93,245
6.63%, 06/15/29(c)	USD90	91,538
7.00%, 06/15/30(c)	USD185	190,687
7.25%, 06/15/33(c)(d)	USD115	118,724
Security	Par (000)	Value
United States (continued)
Hertz Corp.(The)
5.00%, 12/01/29(c)	USD125	$34,008
12.63%, 07/15/29(c)	USD140	91,385
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD90	86,220
5.13%, 06/15/28(c)	USD70	69,633
5.50%, 10/15/30(c)	USD40	39,842
5.88%, 03/01/28(c)	USD100	100,424
6.50%, 06/01/29(c)	USD65	66,072
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD55	54,826
6.00%, 04/15/30(c)	USD45	44,442
6.00%, 02/01/31(c)	USD80	77,919
6.25%, 11/01/28(c)	USD85	85,195
6.25%, 04/15/32(c)	USD60	58,202
6.88%, 05/15/34(c)	USD65	63,499
7.25%, 02/15/35(c)(d)	USD105	104,226
8.38%, 11/01/33(c)	USD55	57,666
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(c)	USD195	176,150
3.75%, 05/01/29(c)	USD100	95,744
4.00%, 05/01/31(c)	USD150	140,552
4.88%, 01/15/30	USD120	118,326
5.50%, 09/15/31(c)	USD110	109,004
5.50%, 03/31/34(c)	USD105	102,783
5.75%, 09/15/33(c)	USD140	138,556
5.88%, 04/01/29(c)	USD65	65,465
5.88%, 03/15/33(c)	USD100	99,833
6.13%, 04/01/32(c)(d)	USD60	60,459
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(c)(d)	USD85	78,686
5.00%, 06/01/29(c)	USD125	121,007
6.63%, 01/15/32(c)	USD100	100,022
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(c)	USD75	69,663
7.75%, 05/01/33(c)	USD95	95,622
Howard Hughes Corp.(The)
4.13%, 02/01/29(c)	USD70	67,281
4.38%, 02/01/31(c)	USD65	60,812
5.88%, 03/01/32(c)	USD50	48,794
6.13%, 03/01/34(c)	USD80	77,861
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(c)	USD90	90,963
6.63%, 01/15/35(c)	USD40	39,954
7.38%, 07/15/32(c)	USD55	56,812
HUB International Ltd.
5.63%, 12/01/29(c)	USD65	64,870
7.25%, 06/15/30(c)	USD365	376,057
7.38%, 01/31/32(c)(d)	USD220	224,984
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD70	61,260
3.95%, 11/01/27	USD50	48,646
4.65%, 04/01/29(d)	USD80	75,126
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)	USD115	113,091
Huntsman International LLC
2.95%, 06/15/31	USD50	44,702
4.50%, 05/01/29	USD75	72,369

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD110	$96,223
9.00%, 06/15/30	USD90	85,740
9.75%, 01/15/29	USD75	74,653
10.00%, 11/15/29(c)	USD140	139,897
iHeartCommunications, Inc.
7.75%, 08/15/30(c)	USD102	89,718
9.13%, 05/01/29(c)(d)	USD76	70,677
10.88%, 05/01/30(c)	USD76	58,192
Incora Top Holdco LLC, 6.00%, 01/31/33(e)(f)(j)	USD28	7,868
Ingram Micro, Inc., 4.75%, 05/15/29(c)	USD250	243,418
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)	USD190	150,554
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(c)	USD75	70,890
8.75%, 05/01/29(c)	USD100	93,132
9.00%, 08/01/29(c)	USD20	18,591
9.50%, 05/30/29(c)	USD100	94,415
IQVIA, Inc.
2.25%, 03/15/29(a)	EUR100	111,227
2.88%, 06/15/28(a)	EUR100	113,747
4.63%, 06/15/33(a)	EUR125	144,491
6.25%, 06/01/32(c)	USD240	243,199
6.50%, 05/15/30(c)	USD100	101,903
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)	USD80	75,957
Iron Mountain, Inc.
4.50%, 02/15/31(c)	USD155	146,660
4.75%, 01/15/34(a)	EUR150	167,985
4.88%, 09/15/27(c)	USD110	109,647
4.88%, 09/15/29(c)	USD110	107,202
5.00%, 07/15/28(c)	USD75	74,308
5.25%, 03/15/28(c)	USD110	109,549
5.25%, 07/15/30(c)	USD135	131,940
5.63%, 07/15/32(c)	USD95	92,921
6.25%, 01/15/33(c)	USD145	145,511
6.25%, 01/15/35(c)	USD170	167,580
7.00%, 02/15/29(c)	USD115	116,736
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD190	187,930
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(c)	USD75	72,789
6.13%, 11/01/32(c)	USD215	213,800
6.75%, 05/01/33(c)	USD245	249,487
7.13%, 04/30/31(c)	USD150	154,690
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD170	166,218
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD115	110,980
6.63%, 10/15/31(c)	USD75	73,701
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)(d)	USD230	199,984
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)(d)	USD60	56,648
5.88%, 03/01/34(c)	USD60	58,652
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(c)	USD85	86,430
9.00%, 02/15/29(c)	USD110	114,462
Security	Par (000)	Value
United States (continued)
Kennedy-Wilson, Inc.
7.00%, 06/01/31(c)	USD150	$152,661
7.25%, 06/01/33(c)	USD85	86,018
Kinetik Holdings LP
5.88%, 06/15/30(c)	USD110	110,103
6.63%, 12/15/28(c)	USD125	126,966
Kodiak Gas Services LLC
5.88%, 04/01/31(c)	USD160	158,374
6.50%, 10/01/33(c)	USD95	94,818
6.75%, 10/01/35(c)	USD70	70,478
Kohl's Corp., 5.13%, 05/01/31	USD75	67,238
Lamar Media Corp.
3.63%, 01/15/31	USD65	60,228
3.75%, 02/15/28	USD75	73,314
4.00%, 02/15/30	USD85	81,001
4.88%, 01/15/29	USD45	44,344
5.38%, 11/01/33(c)	USD70	67,935
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(c)	USD140	133,277
4.38%, 01/31/32(c)	USD105	98,322
4.88%, 05/15/28(c)(d)	USD65	64,472
LBM Acquisition LLC
6.25%, 01/15/29(c)	USD105	67,510
9.50%, 06/15/31(c)	USD110	92,737
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD100	97,467
8.25%, 08/01/31(c)	USD120	124,714
Level 3 Financing, Inc.
6.88%, 06/30/33(c)	USD240	242,621
7.00%, 03/31/34(c)	USD300	304,976
7.50%, 02/15/37(c)(d)	USD110	109,148
8.50%, 01/15/36(c)	USD245	254,897
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	115,367
LGI Homes, Inc.
7.00%, 11/15/32(c)(d)	USD35	34,102
8.75%, 12/15/28(c)	USD50	51,294
LifePoint Health, Inc.
5.38%, 01/15/29(c)	USD70	66,364
7.00%, 05/01/34(c)	USD185	172,389
8.38%, 02/15/32(c)(d)	USD85	85,478
9.88%, 08/15/30(c)	USD90	94,471
10.00%, 06/01/32(c)	USD85	81,402
Light & Wonder International, Inc.
6.25%, 10/01/33(c)(d)	USD105	103,012
7.25%, 11/15/29(c)	USD85	86,314
7.50%, 09/01/31(c)(d)	USD90	92,478
Lithia Motors, Inc.
3.88%, 06/01/29(c)	USD115	110,196
4.38%, 01/15/31(c)	USD65	61,528
4.63%, 12/15/27(c)	USD40	39,793
5.50%, 10/01/30(c)	USD65	64,182
Live Nation Entertainment, Inc.
3.75%, 01/15/28(c)	USD45	44,103
4.75%, 10/15/27(c)	USD110	109,313
LSF12 Pillar Investments, 5.75%, 05/15/33(a)	EUR100	114,151
Macy's Retail Holdings LLC
6.13%, 03/15/32(c)(d)	USD70	70,159
7.38%, 08/01/33(c)(d)	USD45	46,850
Madison IAQ LLC
4.13%, 06/30/28(c)	USD125	122,271
5.88%, 06/30/29(c)	USD105	104,815

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Magnera Corp.
4.75%, 11/15/29(c)(d)	USD75	$69,951
7.25%, 11/15/31(c)(d)	USD95	92,967
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(c)(d)	USD95	93,236
Matador Resources Co.
6.00%, 04/15/34(c)	USD80	77,306
6.25%, 04/15/33(c)	USD100	98,474
6.50%, 04/15/32(c)	USD95	94,697
Match Group Holdings II LLC
3.63%, 10/01/31(c)(d)	USD60	53,463
4.13%, 08/01/30(c)	USD85	79,489
4.63%, 06/01/28(c)	USD60	59,063
5.00%, 12/15/27(c)	USD50	49,886
6.13%, 09/15/33(c)	USD105	102,270
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(c)(d)	USD330	336,210
9.25%, 04/15/30(c)(d)	USD175	173,540
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD200	169,411
McGraw-Hill Education, Inc.
5.75%, 08/01/28(c)	USD100	98,969
7.38%, 09/01/31(c)	USD75	75,904
8.00%, 08/01/29(c)	USD105	104,035
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 10/01/29(c)	USD330	326,831
Meridian Arc Holdco LLC, 6.25%, 04/30/31(c)	USD685	660,336
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(c)	USD75	75,811
MGM Resorts International
4.75%, 10/15/28	USD90	89,089
6.13%, 09/15/29(d)	USD125	125,751
6.50%, 04/15/32(d)	USD130	128,864
Michaels Companies, Inc.(The)
8.50%, 03/15/33(c)	USD210	207,762
11.00%, 03/15/34(c)(d)	USD110	107,358
Millrose Properties, Inc.
6.25%, 09/15/32(c)	USD95	94,985
6.38%, 08/01/30(c)	USD155	155,845
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD75	73,732
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD55	50,820
MKS, Inc., 4.25%, 02/15/34(a)	EUR100	111,343
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(c)	USD85	88,378
11.88%, 04/15/31(c)	USD80	86,696
Molina Healthcare, Inc.
3.88%, 11/15/30(c)	USD100	92,420
3.88%, 05/15/32(c)	USD85	75,829
4.38%, 06/15/28(c)	USD105	102,775
6.25%, 01/15/33(c)	USD75	74,169
6.50%, 02/15/31(c)	USD90	90,889
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)	USD114	87,833
6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(c)(h)	USD90	53,843
11.50%, 12/31/30, (6.50 % Cash and 5.00 % PIK)(c)(d)(h)	USD75	70,156
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP125	122,051
Security	Par (000)	Value
United States (continued)
3.50%, 03/15/31	USD185	$125,537
4.63%, 08/01/29	USD100	80,156
5.00%, 10/15/27	USD150	145,350
7.00%, 02/15/32(a)	EUR125	145,065
8.50%, 02/15/32(c)	USD155	157,380
Murphy Oil Corp., 6.50%, 02/15/34	USD75	74,195
Murphy Oil USA, Inc.
3.75%, 02/15/31(c)	USD80	74,296
4.75%, 09/15/29	USD25	24,571
5.88%, 06/01/34(c)(d)	USD50	49,525
Nabors Industries, Inc.
7.63%, 11/15/32(c)	USD75	76,419
8.88%, 08/15/31(c)	USD65	66,820
9.13%, 01/31/30(c)	USD75	78,370
National Mentor Holdings, Inc., 10.50%, 12/15/30(c)	USD140	147,174
Navient Corp.
4.88%, 03/15/28	USD80	78,165
5.50%, 03/15/29(d)	USD90	86,237
7.88%, 06/15/32(d)	USD90	84,223
9.38%, 07/25/30(d)	USD60	60,647
9.38%, 10/15/31	USD30	29,951
11.50%, 03/15/31	USD50	52,781
NCL Corp. Ltd.
5.88%, 01/15/31(c)	USD130	124,361
6.25%, 09/15/33(c)(d)	USD105	99,900
6.75%, 02/01/32(c)(d)	USD205	200,809
7.75%, 02/15/29(c)	USD60	62,290
NCL Finance Ltd., 6.13%, 03/15/28(c)	USD75	75,424
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD150	159,201
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD95	92,253
5.13%, 04/15/29(c)(d)	USD50	48,338
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(c)	USD325	331,081
9.50%, 02/15/33(c)	USD190	193,634
10.38%, 05/15/31(c)	USD130	136,105
Newell Brands, Inc.
6.38%, 09/15/27	USD60	60,425
6.38%, 05/15/30(d)	USD100	100,942
6.63%, 09/15/29(d)	USD50	50,558
6.63%, 05/15/32(d)	USD55	55,485
8.50%, 06/01/28(c)	USD170	177,408
Nexstar Media, Inc.
4.75%, 11/01/28(c)	USD145	142,216
6.50%, 09/15/33(c)	USD375	373,033
7.25%, 04/15/34(c)	USD225	225,374
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD130	133,408
8.38%, 02/15/32(c)	USD130	134,904
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(c)	USD50	47,529
5.30%, 09/13/27(c)	USD75	74,675
5.63%, 09/29/28(c)	USD55	54,608
6.13%, 09/30/30(c)	USD175	170,758
7.05%, 09/15/28(c)	USD50	50,981
Noble Finance II LLC
6.25%, 06/15/34(c)	USD85	82,407
8.00%, 04/15/30(c)	USD149	153,992

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Nordstrom, Inc.
4.25%, 08/01/31	USD80	$74,254
4.38%, 04/01/30(d)	USD55	52,612
Northern Oil & Gas, Inc.
7.88%, 10/15/33(c)	USD80	80,104
8.75%, 06/15/31(c)(d)	USD60	61,759
Novelis Corp.
3.88%, 08/15/31(c)	USD70	63,614
4.75%, 01/30/30(c)	USD185	177,464
6.38%, 08/15/33(c)	USD95	94,719
6.88%, 01/30/30(c)	USD130	133,217
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	112,269
NRG Energy, Inc.
3.38%, 02/15/29(c)	USD85	80,751
3.63%, 02/15/31(c)	USD125	115,075
3.88%, 02/15/32(c)	USD86	78,521
5.25%, 06/15/29(c)	USD90	89,187
5.75%, 01/15/28	USD80	80,024
5.75%, 07/15/29(c)	USD95	94,964
5.75%, 01/15/34(c)	USD140	136,329
5.88%, 05/15/34(c)	USD115	112,809
6.00%, 02/01/33(c)(d)	USD100	99,677
6.00%, 01/15/36(c)	USD270	264,086
6.13%, 05/15/36(c)	USD130	128,123
6.25%, 11/01/34(c)(d)	USD110	109,672
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/33(a)	EUR100	120,410
7.25%, 07/01/33(c)	USD340	352,462
8.75%, 07/01/34(c)	USD300	316,057
OI European Group BV
4.75%, 02/15/30(c)	USD45	41,237
6.25%, 05/15/28(a)	EUR100	116,104
Olin Corp.
5.00%, 02/01/30(d)	USD50	48,117
5.63%, 08/01/29(d)	USD85	84,106
6.63%, 04/01/33(c)	USD95	93,076
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	114,489
4.25%, 10/01/28(c)	USD100	96,402
6.13%, 02/15/33(a)	EUR100	114,948
6.25%, 10/01/29(c)	USD50	49,226
6.75%, 08/01/32(c)	USD150	145,918
7.25%, 06/15/31(c)	USD75	75,794
7.25%, 02/15/33(c)	USD200	195,881
OneMain Finance Corp.
3.88%, 09/15/28	USD60	57,870
4.00%, 09/15/30	USD100	91,632
5.38%, 11/15/29	USD95	92,845
6.13%, 05/15/30	USD80	79,386
6.50%, 03/15/33	USD115	112,198
6.63%, 01/15/28	USD100	100,939
6.63%, 05/15/29	USD115	116,334
6.75%, 03/15/32	USD75	74,624
6.75%, 09/15/33	USD100	98,413
7.13%, 11/15/31	USD85	86,059
7.13%, 09/15/32	USD100	101,037
7.50%, 05/15/31	USD90	92,177
7.88%, 03/15/30	USD70	72,475
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD265	260,818
Security	Par (000)	Value
United States (continued)
5.13%, 04/30/31(c)	USD190	$187,921
2.88%, 04/30/28(a)	EUR150	170,959
6.75%, 05/15/34(c)	USD50	52,234
7.88%, 05/15/34(c)	USD70	74,663
Osaic Holdings, Inc.
6.75%, 08/01/32(c)	USD120	120,352
8.00%, 08/01/33(c)	USD85	86,128
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD60	58,244
4.63%, 03/15/30(c)	USD60	57,854
6.00%, 06/15/34(c)	USD70	69,090
7.38%, 02/15/31(c)	USD90	93,187
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(c)(d)	USD105	99,540
9.50%, 06/01/33(c)(d)	USD60	59,039
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(b)	USD175	171,953
7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD100	99,545
Paramount Global
4.20%, 05/19/32	USD150	127,332
4.95%, 01/15/31	USD175	160,169
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD85	82,849
5.88%, 10/01/28(c)	USD75	74,892
7.00%, 02/01/30(c)	USD90	91,391
Park River Holdings, Inc.
8.00%, 03/15/31(c)	USD90	89,536
8.75%, 12/31/30(c)(d)	USD90	83,403
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR100	106,178
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(c)	USD60	60,834
7.88%, 09/15/30(c)	USD50	51,837
9.88%, 03/15/30(c)(d)	USD100	107,475
Penn Entertainment, Inc., 6.75%, 04/01/31(c)(d)	USD75	75,199
PennyMac Financial Services, Inc.
4.25%, 02/15/29(c)	USD75	71,057
5.75%, 09/15/31(c)	USD60	55,595
6.75%, 02/15/34(c)	USD75	69,474
6.88%, 05/15/32(c)	USD100	95,665
6.88%, 02/15/33(c)	USD100	94,566
7.13%, 11/15/30(c)	USD100	99,656
7.88%, 12/15/29(c)	USD90	92,234
Performance Food Group, Inc.
4.25%, 08/01/29(c)	USD110	106,247
5.63%, 03/01/34(c)	USD115	111,500
6.13%, 09/15/32(c)	USD100	100,210
Perimeter Holdings LLC, 6.25%, 01/15/34(c)	USD60	58,905
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD110	103,838
6.13%, 09/30/32(d)	USD75	71,195
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(c)	USD240	242,540
10.00%, 09/15/33(c)	USD90	89,325
PG&E Corp.
5.00%, 07/01/28	USD135	133,664
5.25%, 07/01/30	USD105	102,811
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)	USD125	123,517
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD165	167,442

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Photo Holdings LLC, 12.00%, 07/01/31(c)	USD125	$128,741
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD110	98,973
4.25%, 04/15/31	USD105	99,860
6.25%, 07/01/33	USD75	77,062
6.88%, 05/15/34	USD50	53,215
Post Holdings, Inc.
4.50%, 09/15/31(c)	USD115	106,522
4.63%, 04/15/30(c)(d)	USD145	139,714
6.25%, 02/15/32(c)(d)	USD120	120,425
6.25%, 10/15/34(c)	USD175	170,007
6.38%, 03/01/33(c)(d)	USD140	137,852
6.50%, 03/15/36(c)	USD145	141,260
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(c)	USD550	515,608
PRA Group, Inc.
8.38%, 02/01/28(c)	USD40	40,473
8.88%, 01/31/30(c)	USD60	61,772
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD90	63,326
5.88%, 09/01/31(c)	USD75	49,358
Prestige Brands, Inc.
3.75%, 04/01/31(c)	USD95	87,004
6.25%, 07/15/34(c)	USD50	50,138
Prime Healthcare Services, Inc., 9.38%, 09/01/29(c)	USD160	166,780
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)	USD105	102,978
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(c)	USD75	72,807
6.25%, 04/01/29(c)	USD75	75,251
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(b)	USD50	50,124
7.25%, 09/15/56, (5-year CMT + 2.85%)(b)	USD50	50,128
Qnity Electronics, Inc.
5.75%, 08/15/32(c)	USD135	134,081
6.25%, 08/15/33(c)	USD110	110,404
Quikrete Holdings, Inc.
6.38%, 03/01/32(c)	USD450	455,112
6.75%, 03/01/33(c)(d)	USD165	167,168
QXO Building Products, Inc.
6.50%, 07/15/31(c)	USD190	190,951
6.75%, 04/30/32(c)	USD270	275,800
6.88%, 07/15/34(c)	USD175	177,112
Radiology Partners, Inc.
8.50%, 07/15/32(c)	USD105	110,202
9.78%, 02/15/30, (9.78% PIK)(c)(h)	USD76	75,808
Range Resources Corp., 4.75%, 02/15/30(c)	USD60	58,429
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)	USD170	165,282
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	USD100	89,889
8.45%, 07/27/30(c)	USD50	49,401
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD70	68,483
5.75%, 03/15/34(c)	USD90	88,016
6.50%, 04/01/32(c)	USD135	137,224
6.50%, 06/15/33(c)	USD80	81,347
7.25%, 07/15/28(c)	USD40	40,725
Security	Par (000)	Value
United States (continued)
Rithm Capital Corp.
8.00%, 04/01/29(c)	USD90	$90,491
8.00%, 07/15/30(c)	USD65	64,823
8.50%, 06/01/31(c)	USD45	45,103
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(c)	USD75	75,318
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(c)	USD75	75,436
ROBLOX Corp., 3.88%, 05/01/30(c)	USD115	106,848
Rocket Companies, Inc.
6.13%, 08/01/30(c)	USD215	216,447
6.38%, 08/01/33(c)	USD225	226,080
Rocket Cos, Inc.
6.13%, 08/01/31(c)	USD120	120,436
6.50%, 08/01/29(c)	USD95	96,060
6.50%, 06/15/34(c)	USD70	70,561
7.13%, 02/01/32(c)	USD110	112,558
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(c)	USD100	95,539
3.88%, 03/01/31(c)	USD170	157,186
4.00%, 10/15/33(c)(d)	USD115	101,646
Rocket Software, Inc.
6.50%, 02/15/29(c)	USD70	64,394
9.00%, 11/28/28(c)	USD115	114,049
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD70	68,915
6.75%, 03/15/33(c)	USD50	50,745
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD115	119,109
10.88%, 08/01/29(c)	USD75	76,337
11.00%, 06/01/31, (5.50 % Cash and 5.50 % PIK)(c)(h)	USD105	99,962
Ryan Specialty LLC
4.38%, 02/01/30(c)	USD50	48,233
5.88%, 08/01/32(c)	USD150	147,590
Sabre Financial Borrower LLC, 11.13%, 06/15/29(c)	USD105	110,499
Sabre GLBL, Inc.
10.75%, 11/15/29(c)(d)	USD40	38,496
10.75%, 03/15/30(c)	USD62	59,530
11.13%, 07/15/30(c)(d)	USD150	144,146
SBA Communications Corp., 3.13%, 02/01/29	USD155	148,031
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(c)	USD125	125,012
6.63%, 05/01/29(c)	USD75	74,931
6.75%, 08/15/31(c)	USD100	99,920
8.00%, 08/15/32(c)	USD50	49,750
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31	USD45	41,774
4.38%, 02/01/32	USD40	36,987
4.50%, 10/15/29(d)	USD45	44,041
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)(d)	USD55	50,238
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29	USD45	43,653
5.88%, 07/15/30(d)	USD35	35,579
9.63%, 12/01/32	USD87	95,458
Sensata Technologies BV, 5.88%, 09/01/30(c)	USD75	74,984
Sensata Technologies, Inc.
3.75%, 02/15/31(c)	USD90	83,612
4.38%, 02/15/30(c)	USD50	48,266

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.63%, 07/15/32(c)	USD50	$51,181
Service Corp. International/U.S.
3.38%, 08/15/30	USD100	92,211
4.00%, 05/15/31	USD85	79,276
4.63%, 12/15/27	USD65	64,501
5.13%, 06/01/29	USD80	79,130
5.75%, 10/15/32	USD100	99,212
Service Properties Trust
3.95%, 01/15/28	USD40	38,807
4.38%, 02/15/30	USD35	31,587
4.95%, 10/01/29(d)	USD60	56,008
8.63%, 11/15/31(c)	USD110	115,435
8.88%, 06/15/32(d)	USD50	51,352
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR100	112,905
6.75%, 08/15/32(c)(d)	USD180	180,157
Silgan Holdings, Inc., 2.25%, 06/01/28	EUR100	112,335
Sinclair Television Group, Inc.
5.50%, 03/01/30(c)	USD65	56,063
8.13%, 02/15/33(c)(d)	USD170	175,160
9.75%, 02/15/33(c)(d)	USD50	54,626
Sirius XM Radio LLC
3.88%, 09/01/31(c)	USD180	162,406
4.00%, 07/15/28(c)	USD240	233,224
4.13%, 07/01/30(c)(d)	USD170	158,876
5.00%, 08/01/27(c)	USD148	147,690
5.50%, 07/01/29(c)	USD150	148,960
5.88%, 04/15/32(c)(d)	USD160	156,967
Six Flags Entertainment Corp., 7.25%, 05/15/31(c)(d)	USD105	102,813
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(d)	USD60	57,536
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(c)(d)	USD90	90,569
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)(d)	USD115	116,157
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(c)	USD75	73,105
SLM Corp., 6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(b)	USD100	99,712
SM Energy Co.
6.50%, 07/15/28	USD55	55,049
6.63%, 04/15/34(c)	USD130	129,147
6.75%, 08/01/29(c)	USD80	81,127
7.00%, 08/01/32(c)(d)	USD90	91,411
8.63%, 11/01/30(c)	USD115	120,671
8.75%, 07/01/31(c)(d)	USD170	177,743
9.63%, 06/15/33(c)	USD95	104,520
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD120	119,671
8.88%, 11/15/31(c)	USD120	125,477
Snap, Inc.
6.88%, 03/01/33(c)	USD145	141,617
6.88%, 03/15/34(c)(d)	USD100	96,821
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(c)	USD175	171,504
Security	Par (000)	Value
United States (continued)
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(c)	USD120	$117,495
Somnigroup International, Inc.
3.88%, 10/15/31(c)	USD115	104,886
4.00%, 04/15/29(c)	USD50	48,055
Sonic Automotive, Inc.
4.63%, 11/15/29(c)(d)	USD65	63,250
4.88%, 11/15/31(c)(d)	USD57	54,278
Sotheby's, 8.25%, 04/15/31(c)	USD125	124,692
SS&C Technologies, Inc.
5.50%, 09/30/27(c)	USD210	209,842
6.50%, 06/01/32(c)	USD95	95,621
Stagwell Global LLC, 5.63%, 08/15/29(c)(d)	USD125	121,370
Standard Building Solutions, Inc.
5.88%, 03/15/34(c)	USD95	91,271
6.25%, 08/01/33(c)	USD120	118,631
6.50%, 08/15/32(c)	USD105	105,151
Standard Industries, Inc./New York
3.38%, 01/15/31(c)	USD135	121,188
4.38%, 07/15/30(c)	USD200	188,708
4.75%, 01/15/28(c)	USD100	99,416
Staples, Inc.
10.75%, 09/01/29(c)	USD290	276,641
12.75%, 01/15/30(c)	USD97	76,162
Star Parent, Inc., 9.00%, 10/01/30(c)	USD115	120,717
Starwood Property Trust, Inc.
5.25%, 10/15/28(c)	USD50	49,495
5.75%, 01/15/31(c)	USD100	98,539
5.88%, 08/15/29(c)	USD75	75,059
6.00%, 04/15/30(c)	USD50	50,025
6.13%, 06/01/31(c)	USD60	59,880
6.50%, 07/01/30(c)(d)	USD50	50,625
6.50%, 10/15/30(c)	USD60	60,797
7.25%, 04/01/29(c)	USD65	66,982
Station Casinos LLC
4.50%, 02/15/28(c)	USD70	68,808
4.63%, 12/01/31(c)(d)	USD55	51,654
6.63%, 03/15/32(c)(d)	USD55	55,560
Stonebriar ABF Issuer LLC, 7.00%, 08/15/31(c)	USD35	35,035
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD95	96,369
StoneX Group, Inc., 7.88%, 03/01/31(c)	USD65	67,597
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD70	65,850
Sunoco LP
4.38%, 03/26/29(c)	CAD100	70,903
4.50%, 10/01/29(c)	USD95	92,080
4.63%, 05/01/30(c)(d)	USD85	81,874
5.38%, 07/15/31(c)	USD75	73,507
5.63%, 03/15/31(c)	USD120	118,404
5.63%, 07/15/34(c)	USD60	57,998
5.88%, 03/15/34(c)	USD100	97,905
6.25%, 07/01/33(c)	USD145	145,187
6.63%, 08/15/32(c)	USD70	70,682
7.00%, 05/01/29(c)	USD90	91,981
7.25%, 05/01/32(c)	USD95	97,793
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD100	97,409
4.50%, 04/30/30	USD83	79,888
5.88%, 03/15/28	USD50	50,034
7.00%, 09/15/28(c)	USD70	71,156

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Surgery Center Holdings, Inc., 7.25%, 04/15/32(c)(d)	USD140	$140,155
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(c)	USD455	422,743
Sword Purchaser LLC
7.25%, 04/15/33(a)	EUR100	118,912
8.25%, 04/15/33(c)	USD230	234,978
10.50%, 04/15/34(c)(d)	USD60	62,015
Synchrony Financial, 7.25%, 02/02/33	USD85	87,217
Talen Energy Supply LLC
6.25%, 02/01/34(c)(d)	USD220	215,852
6.38%, 05/01/33(c)(k)	USD25	24,604
6.50%, 02/01/36(c)	USD160	157,822
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD85	84,862
6.00%, 12/31/30(c)	USD115	113,954
6.00%, 09/01/31(c)	USD40	39,361
6.75%, 03/15/34(c)	USD80	80,452
7.38%, 02/15/29(c)	USD95	97,133
Talos Production, Inc.
8.00%, 07/15/34(c)	USD75	75,672
9.38%, 02/01/31(c)(d)	USD70	73,805
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(c)	USD60	59,840
5.75%, 01/15/28(c)	USD55	55,489
5.75%, 11/15/32(c)(d)	USD60	61,496
Team Health Holdings, Inc.
8.38%, 06/30/28(c)	USD50	49,956
13.50%, 06/30/28, (9.00 % Cash and 4.50 % PIK)(c)(h)	USD80	81,775
Teleflex, Inc.
4.25%, 06/01/28(c)	USD60	58,679
5.88%, 01/15/32(c)	USD75	74,388
Tenet Healthcare Corp.
4.25%, 06/01/29	USD150	145,267
4.38%, 01/15/30	USD175	168,780
4.63%, 06/15/28	USD60	59,346
5.13%, 11/01/27	USD160	159,798
5.50%, 11/15/32(c)	USD185	181,826
6.00%, 11/15/33(c)(d)	USD90	90,226
6.13%, 10/01/28	USD202	202,215
6.13%, 06/15/30	USD225	226,673
6.75%, 05/15/31	USD170	173,243
Tenneco, Inc., 8.00%, 11/17/28(c)	USD210	210,469
Terex Corp.
5.00%, 05/15/29(c)	USD75	73,941
6.25%, 10/15/32(c)	USD75	75,378
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD85	81,191
5.00%, 01/31/28(c)	USD85	83,996
TKC Holdings, Inc.
8.50%, 08/15/30(c)	USD130	132,725
12.00%, 02/15/31(c)(d)	USD70	73,534
TransDigm, Inc.
4.63%, 01/15/29	USD140	137,285
4.88%, 05/01/29	USD100	98,181
6.00%, 01/15/33(c)(d)	USD185	184,803
6.13%, 07/31/34(c)	USD205	202,530
6.25%, 01/31/34(c)	USD60	60,506
6.38%, 03/01/29(c)	USD315	318,440
Security	Par (000)	Value
United States (continued)
6.38%, 05/31/33(c)	USD315	$314,546
6.63%, 03/01/32(c)	USD265	269,264
6.75%, 08/15/28(c)	USD235	236,681
6.75%, 01/31/34(c)	USD230	233,363
6.88%, 12/15/30(c)	USD165	168,958
7.13%, 12/01/31(c)	USD110	113,395
Transocean International Ltd.
7.88%, 10/15/32(c)	USD60	62,493
8.25%, 05/15/29(c)	USD125	128,656
8.50%, 05/15/31(c)(d)	USD95	99,108
8.75%, 02/15/30(c)	USD95	98,149
Travel and Leisure Co.
4.50%, 12/01/29(c)	USD65	62,529
6.13%, 09/01/33(c)	USD75	73,607
6.25%, 06/01/31(c)	USD130	130,039
Tronox, Inc.
4.63%, 03/15/29(c)(d)	USD130	79,473
9.13%, 09/30/30(c)(d)	USD40	39,871
Twilio, Inc.
3.63%, 03/15/29	USD65	62,225
3.88%, 03/15/31	USD50	46,628
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)(d)	USD115	107,309
U.S. Foods, Inc.
4.63%, 06/01/30(c)	USD55	53,444
4.75%, 02/15/29(c)	USD90	88,539
5.75%, 04/15/33(c)	USD55	54,397
6.88%, 09/15/28(c)	USD55	56,074
7.25%, 01/15/32(c)	USD70	72,253
UGI International LLC, 5.00%, 06/01/31(a)	EUR100	117,511
UKG, Inc., 6.88%, 02/01/31(c)	USD290	283,593
United Airlines Holdings, Inc.
4.88%, 03/01/29	USD115	113,269
5.38%, 03/01/31(d)	USD105	103,689
United Rentals North America, Inc.
3.75%, 01/15/32	USD90	82,211
3.88%, 11/15/27	USD75	74,140
3.88%, 02/15/31	USD140	130,703
4.00%, 07/15/30	USD95	90,143
4.88%, 01/15/28	USD185	184,059
5.25%, 01/15/30(d)	USD90	89,530
5.38%, 11/15/33(c)	USD160	155,535
6.13%, 03/15/34(c)	USD125	126,506
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD75	71,406
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(c)	USD65	64,790
6.50%, 02/15/29(c)	USD145	142,687
8.63%, 06/15/32(c)(d)	USD180	183,690
Series Feb, 8.63%, 06/15/32(c)	USD15	15,308
Uniti Services LLC, 7.50%, 10/15/33(c)	USD155	158,220
Univision Communications, Inc.
4.50%, 05/01/29(c)	USD120	113,487
7.38%, 06/30/30(c)(d)	USD105	104,513
8.50%, 07/31/31(c)	USD130	129,618
8.88%, 04/15/33(c)	USD180	174,093
9.38%, 08/01/32(c)	USD185	184,636

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(c)	USD80	$78,700
7.13%, 03/15/29(c)	USD110	112,212
UWM Holdings LLC
6.25%, 03/15/31(c)	USD120	106,561
6.63%, 02/01/30(c)	USD100	92,736
Vail Resorts, Inc.
5.63%, 07/15/30(c)	USD65	64,703
6.50%, 05/15/32(c)	USD50	50,588
Valaris Ltd., 8.38%, 04/30/30(c)	USD110	113,778
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)(d)	USD145	126,963
6.00%, 05/01/36(c)	USD90	88,819
6.25%, 01/15/30(c)	USD130	132,035
3.88%, 08/15/29(c)	USD140	133,207
4.13%, 08/15/31(c)	USD150	138,844
Venture Global LNG, Inc.
6.38%, 12/15/34(c)	USD140	136,273
6.63%, 06/15/36(c)	USD130	127,247
7.00%, 01/15/30(c)(d)	USD170	172,516
8.38%, 06/01/31(c)	USD280	289,448
9.50%, 02/01/29(c)	USD345	369,240
9.88%, 02/01/32(c)(d)	USD215	228,744
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(c)(d)	USD200	202,947
6.50%, 01/15/34(c)	USD250	257,777
6.50%, 06/15/34(c)	USD155	159,725
6.75%, 01/15/36(c)	USD240	251,140
7.50%, 05/01/33(c)	USD150	162,759
7.75%, 05/01/35(c)	USD150	166,021
Veritiv Operating Co., 10.50%, 11/30/30(c)	USD115	118,015
Versant Media Group, Inc., 7.25%, 01/30/31(c)	USD130	133,844
VF Corp.
0.25%, 02/25/28	EUR100	108,799
0.63%, 02/25/32	EUR100	93,925
2.95%, 04/23/30	USD100	89,640
Viasat, Inc.
6.50%, 07/15/28(c)	USD65	64,326
7.50%, 05/30/31(c)	USD85	84,778
Viking Cruises Ltd.
5.88%, 10/15/33(c)	USD190	187,952
7.00%, 02/15/29(c)(d)	USD50	50,071
9.13%, 07/15/31(c)	USD90	94,327
VoltaGrid LLC, 7.38%, 11/01/30(c)	USD255	255,945
Voyager Parent LLC, 9.25%, 07/01/32(c)	USD212	225,192
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)	USD165	169,466
Wayfair LLC
6.75%, 11/15/32(c)	USD75	76,197
7.13%, 05/31/34(c)	USD45	46,226
7.25%, 10/31/29(c)	USD90	92,580
7.75%, 09/15/30(c)	USD75	78,491
WBI Operating LLC
6.25%, 10/15/30(c)	USD90	89,980
6.50%, 10/15/33(c)	USD90	89,763
Weatherford International Ltd., 6.75%, 10/15/33(c)	USD150	151,406
WESCO Distribution, Inc.
5.25%, 04/15/31(c)	USD65	63,901
5.50%, 04/15/34(c)(d)	USD100	97,158
6.38%, 03/15/29(c)	USD100	101,343
6.38%, 03/15/33(c)	USD95	96,567
Security	Par (000)	Value
United States (continued)
6.63%, 03/15/32(c)	USD90	$91,751
Whirlpool Corp.
4.75%, 02/26/29	USD75	70,053
6.13%, 06/15/30(d)	USD90	81,627
6.50%, 06/15/33	USD65	55,030
7.50%, 07/01/31(c)	USD100	99,360
7.88%, 07/01/34(c)	USD120	114,020
Whirlpool EMEA Finance SARL, 0.50%, 02/20/28	EUR100	107,222
Williams Scotsman, Inc.
4.63%, 08/15/28(c)	USD65	64,135
6.63%, 06/15/29(c)	USD55	55,932
6.63%, 04/15/30(c)	USD60	61,285
7.38%, 10/01/31(c)	USD45	46,359
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD265	274,699
WR Grace Holdings LLC
5.63%, 08/15/29(c)	USD160	146,861
6.63%, 08/15/32(c)	USD110	104,468
7.00%, 08/01/33(c)	USD50	47,781
WULF Compute LLC, 7.75%, 10/15/30(c)	USD390	404,617
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(c)	USD50	48,858
5.63%, 03/01/33(c)	USD70	68,140
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)	USD100	98,838
6.25%, 03/15/33(c)	USD110	108,942
7.13%, 02/15/31(c)	USD120	125,508
Xerox Corp.
10.25%, 10/15/30(c)	USD45	40,497
13.50%, 04/15/31(c)	USD50	35,557
Xerox Holdings Corp.
5.50%, 08/15/28(c)	USD100	59,625
8.88%, 11/30/29(c)	USD65	28,914
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(c)(d)	USD60	59,276
7.25%, 01/15/29(c)(d)	USD90	92,745
7.75%, 04/15/34(c)(d)	USD90	94,293
8.38%, 01/15/31(c)(d)	USD95	100,927
8.63%, 03/15/33(c)	USD105	112,121
XPO, Inc.
7.13%, 06/01/31(c)	USD45	46,148
7.13%, 02/01/32(c)	USD50	51,547
Yum! Brands, Inc.
3.63%, 03/15/31	USD110	101,453
4.63%, 01/31/32	USD120	114,045
4.75%, 01/15/30(c)	USD100	97,710
5.38%, 04/01/32	USD110	108,425
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(c)(h)	USD80	79,778
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(c)(h)	USD115	113,737
		129,753,393
Total Corporate Bonds & Notes — 96.4% (Cost: $194,259,598)		190,531,218

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
United States — 0.0%
Incora Top Holdco LLC, NVS(d)(j)	83	$576
Incora Top Holdco LLC, NVS(j)	1,268	8,800
		9,376
Total Common Stocks — 0.0% (Cost: $79,597)		9,376
Preferred Stocks
United States — 0.1%
SAKS Global Holdings0.0%, (j)	232,601	232,600
Total Preferred Stocks — 0.1% (Cost: $232,601)		232,600
Total Long-Term Investments — 96.5% (Cost: $194,571,796)		190,773,194
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(l)(m)(n)	18,534,168	18,539,728
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(l)(m)	2,300,000	2,300,000
Total Short-Term Securities — 10.5% (Cost: $20,832,641)		20,839,728
Total Investments — 107.0% (Cost: $215,404,437)		211,612,922
Liabilities in Excess of Other Assets — (7.0)%		(13,847,994)
Net Assets — 100.0%		$197,764,928

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Rounds to less than 1,000.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $24,604, representing less than 0.05% of its net assets as of period end, and an original cost of $24,637.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,035,087	$—	$(3,490,213)(a)	$(1,198)	$(3,948)	$18,539,728	18,534,168	$70,866 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,030,000	—	(730,000)(a)	—	—	2,300,000	2,300,000	46,317	—
				$(1,198)	$(3,948)	$20,839,728		$117,183	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® US & Intl High Yield Corp Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$190,385,750	$145,468	$190,531,218
Common Stocks	—	—	9,376	9,376
Preferred Stocks	—	—	232,600	232,600
Short-Term Securities
Money Market Funds	20,839,728	—	—	20,839,728
	$20,839,728	$190,385,750	$387,444	$211,612,922

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate

NVS	Non-Voting Shares
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate